Table of Contents

Prospectus
 May 1, 2018

	Class A	Class C	Class N	Class T*	Class Y
AEW Real Estate Fund	NRFAX	NRCFX	NRFNX	NRETX	NRFYX
Loomis Sayles Multi-Asset Income Fund	IIDPX	CIDPX	LMINX	LMUTX	YIDPX
Mirova Global Green Bond Fund	MGGAX		MGGNX		MGGYX
Mirova Global Sustainable Equity Fund	ESGMX	ESGCX	ESGNX	ETSGX	ESGYX
Natixis Oakmark Fund	NEFOX	NECOX	NOANX	NOKTX	NEOYX
Natixis Oakmark International Fund	NOIAX	NOICX	NIONX	NIOTX	NOIYX
Natixis U.S. Equity Opportunities Fund	NEFSX	NECCX	NESNX	NUSTX	NESYX
Vaughan Nelson Small Cap Value Fund	NEFJX	NEJCX	VSCNX	NEJTX	NEJYX
Vaughan Nelson Value Opportunity Fund	VNVAX	VNVCX	VNVNX	VNVTX	VNVYX
*	Class T shares of the Funds are not currently available for purchase.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Appendix A - Financial Intermediary Specific Sales Load Waivers	A-1

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.38%	0.38%	0.21%	0.38%[1]	0.38%
Total annual fund operating expenses	1.43%	2.18%	1.01%	1.43%	1.18%
Fee waiver and/or expense reimbursement[2],[3]	0.18%	0.18%	0.06%	0.18%	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%
1	Other expenses are estimated for the current fiscal year.
2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$695	$985	$1,296	$2,175
Class C	$303	$665	$1,153	$2,499
Class N	$97	$316	$552	$1,231
Class T	$374	$674	$995	$1,905
Class Y	$102	$357	$632	$1,416

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$203	$665	$1,153	$2,499

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. (“AEW”) employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth

Fund Summary

stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2009, 33.08% Lowest Quarterly Return: Fourth Quarter 2008, -38.15%

The Fund’s Class Y shares total return year to date as of March 31, 2018 was -7.97%.

Fund Summary

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/13)
Class Y - Return Before Taxes	3.86%	8.75%	7.38%	-
Return After Taxes on Distributions	1.07%	5.15%	5.11%	-
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	6.09%	5.40%	-
Class A - Return Before Taxes	-2.38%	7.18%	6.47%	-
Class C - Return Before Taxes	1.86%	7.65%	6.30%	-
Class N - Return Before Taxes	3.93%	-	-	6.67%
Class T - Return Before Taxes	1.01%	7.91%	6.84%	-
MSCI U.S. REIT Index	5.07%	9.34%	7.44%	6.91%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AEW Capital Management, L.P.

Portfolio Managers

Matthew A. Troxell, CFA®, Managing Director of AEW, has served as Senior Portfolio Manager of the Fund since 2000.

J. Hall Jones, Jr., CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2006.

Gina Szymanski, CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Fund Summary

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Loomis Sayles Multi-Asset Income Fund

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.33%	0.33%	0.80%	0.33%[1]	0.33%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.16%	1.91%	1.38%	1.16%	0.91%
Fee waiver and/or expense reimbursement[3],[4]	0.18%	0.18%	0.70%	0.18%	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.73%	0.68%	0.98%	0.73%
1	Other expenses are estimated for the current fiscal year.
2	The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95% and 0.70% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
4	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$521	$761	$1,020	$1,759
Class C	$276	$583	$1,015	$2,218
Class N	$69	$368	$688	$1,597
Class T	$347	$592	$855	$1,608
Class Y	$75	$272	$486	$1,103

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$176	$583	$1,015	$2,218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund intends to pursue its investment goal by utilizing a flexible investment approach that allocates investments across a broad range of income-producing securities, while employing risk management strategies to mitigate downside risk. The Fund may invest in equity securities (including common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks and real estate investment trusts (“REITS”)). The Fund may also invest up to 25% of its assets in publicly traded master limited partnerships (“MLPs”). The Fund may invest in fixed-income securities (including exchange-traded notes, structured notes, corporate debt, foreign and U.S. government and agency fixed-income securities, bank loans, adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations and other business entities and convertible debt securities). The Fund may invest in below investment grade fixed-income securities (commonly known as “junk bonds”). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), have rated the securities in one of its top four rating categories) or, if unrated, are determined by Loomis Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) to be of comparable quality. There is no minimum rating for the fixed-income securities in which the Fund may invest. The Fund may invest in securities of any maturity or market capitalization. The Fund may invest in foreign securities including those in emerging markets.

The Fund may shift its assets among various types of income-producing securities based upon the Subadviser’s evaluation of changing market conditions, yield expectations and security-specific opportunities. Changes to the Fund’s asset allocations are based on several criteria, including global market cycles, global economic regimes and the relative attractiveness of particular asset categories. Under normal market conditions, the Fund will typically invest between 20% and 80% of its assets in fixed-income securities and between 30% and 70% in equity securities. However, the Fund is not required to allocate its investments among asset classes in any fixed proportion and may invest up to 100% of its assets in either equity securities or fixed-income securities. A sudden change in market conditions could cause the Subadviser to substantially change the allocation of the Fund’s assets over a relatively short period of time.

In selecting individual investments for the Fund, the Subadviser considers factors including, but not limited to, economic and business cycles as well as top-down sector valuations and fundamental, bottom-up security valuations. In deciding which equity securities to buy and sell, the Subadviser seeks to identify securities that it believes are, among other things, attractively valued based on the Subadviser’s estimate of what a security is actually worth, with additional consideration given to income-producing securities. The Subadviser may utilize quantitative screening methods based on fundamental factors to identify issuers which may pay or grow dividends.

In deciding which fixed-income securities to buy and sell, the Subadviser may consider a number of factors including, but not limited to, diverging business cycles among countries and regions, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, the Subadviser’s expectations regarding general trends in interest rates and currency considerations. The Subadviser will also consider how purchasing or selling a security would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

When constructing the Fund’s portfolio the Subadviser will use risk management tools in an effort to manage risk on an ongoing basis. These tools include the use of models that evaluate risk correlation to various market factors or asset classes, scenario analysis to measure the impact of certain market events and measuring the volatility of certain sectors and securities to understand the level of risk being contributed by these sectors and securities. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio.

Fund Summary

The Fund may also:

• Invest in mortgage-related and asset-backed securities

• Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Rule 144A securities are privately offered securities and can be resold only to certain qualified institutional buyers.

• Engage in over-the-counter (“OTC”) options, swap contracts (including credit default swaps) and currency transactions as well as futures transactions and other derivatives for hedging and investment purposes. The Fund may take both long and short positions in derivatives.

• Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund’s investments in below investment grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivatives transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, foreign currency transactions, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives such as options, futures, swaps and foreign currency transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the markets for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment increases the likelihood of interest rates rising in the future.

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Use of derivative instruments may involve leverage.  Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Master Limited Partnership Risk: Investments in MLPs involve risks in addition to the risks associated with investments in securities with similar characteristics, such as common stock of a corporation. Holders of common interests in MLPs typically have limited control and limited rights to vote on matters affecting the MLP. Conflicts of interest may also exist between an MLP’s common interest holders and its general partner or managing member, including those arising from incentive distribution payments. Many interests in MLPs are subject to restrictions on resale and may therefore be less liquid than other investments, which may subject MLP interests to more abrupt or erratic price movements and may increase the difficulty of disposing of such interests at favorable times and prices. The Fund may gain exposure to MLPs through derivatives, including exchange-traded notes (“ETNs”) and swaps, exposing the Fund to the risks of investing in derivatives generally. MLPs often own interests in energy infrastructure properties, including pipelines, or engage in activities related to the energy sector. Accordingly, to the extent the Fund invests in MLPs, it will likely be exposed to risks related to investments in the energy sector. In addition, if an MLP fails to meet the current legal requirements for treatment as a partnership, or if there are changes to the tax laws, an MLP could be treated as a corporation for U.S. federal income tax purposes, obligating the MLP to pay tax at the entity level and significantly reducing the income to the Fund from an investment in an MLP. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for the special tax treatment accorded a registered investment company and its shareholders and could adversely affect the Fund.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those

Fund Summary

of a broad measure of market performance. The S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 18.28% Lowest Quarterly Return: Fourth Quarter 2008, -18.23%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (8/31/15)
Class A - Return Before Taxes	7.62%	6.81%	6.98%	-
Return After Taxes on Distributions	5.07%	5.35%	5.60%	-
Return After Taxes on Distributions and Sale of Fund Shares	4.93%	4.85%	5.06%	-
Class C - Return Before Taxes	10.70%	6.95%	6.65%	-
Class N - Return Before Taxes	12.83%	-	-	10.81%
Class T - Return Before Taxes	9.60%	7.22%	7.18%	-
Class Y - Return Before Taxes	12.77%	7.94%	7.54%[1]	-
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%	2.69%
S&P 500® Index	21.83%	15.79%	8.50%	16.34%
1	Prior to the inception of Class Y shares (12/3/12), performance is that of Class A shares and reflects the higher net expenses of that share class.

Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund.  After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadviser

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Fund Summary

Portfolio Managers

Thomas Fahey, Vice President of Loomis Sayles, has served as a co-manager of the Fund since 2015.

Kevin P. Kearns, Vice President of Loomis Sayles, has served as a co-manager of the Fund since 2012.

Maura T. Murphy, CFA®, Vice President of Loomis Sayles, has served as a co-manager of the Fund since 2012.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Fund Summary

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Mirova Global Green Bond Fund

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	None	None
Redemption fees	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class N	Class Y
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%
Other expenses	4.43%	0.56%	3.07%
Total annual fund operating expenses	5.23%	1.11%	3.62%
Fee waiver and/or expense reimbursement[1]	4.27%	0.44%	2.91%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	0.67%	0.71%
1	Ostrum Asset Management U.S., LLC (“Ostrum US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 0.65% and 0.70% of the Fund’s average daily net assets for Class A, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class A, N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$519	$1,558	$2,593	$5,160
Class N	$68	$309	$569	$1,312
Class Y	$73	$838	$1,625	$3,689

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period February 28, 2017 through December 31, 2017, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in “green bonds.” “Green bonds” are bonds and notes all of the proceeds of which are used to finance projects which the Adviser believes will have a positive environmental impact. The Fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The Adviser considers an issuer to be located outside the U.S. if its head office is located outside the U.S. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (i.e., none of the three major ratings agencies (Moody’s Investors Services, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their top four ratings categories) (commonly known as “junk bonds”), or, if unrated, securities determined by the Adviser to be of comparable quality. The Fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10. This flexibility is intended to allow the portfolio managers to reposition the fund to take advantage of significant interest rate movements. Performance is expected to derive primarily from security selection and duration is not expected to be a major source of excess return relative to the benchmark.

The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re-evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.

Green bonds are usually issued to finance specific projects intended to generate an environmental benefit while offering potential market return in the same manner as other “conventional” fixed income securities. Beyond fundamental security analysis, the Adviser independently analyzes each green bond it selects for the Fund along the following lines:

•	Use of Proceeds: legal documentation specifies that proceeds will be used to finance or refinance projects with a positive environmental impact, such as projects relating to climate change, preservation of resources, pollution prevention or mitigation and biodiversity.

•	Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Four evaluation levels have been defined with respect to the positive environmental impact: High, Significant, Low or No, and Negative. Only issues that the Adviser believes will have a High or Significant positive environmental impact can qualify.

•	Risk Evaluation: an analysis of the general practices of the issuer and of the management of the environmental and social risks during the life cycle of the projects.

•	Reporting: issuer should provide regular reports on the use of proceeds. This reporting will also be used to reevaluate all other aspects of the Adviser’s analysis as described above.

The Adviser monitors developments in the global green bond market and may revise the above criteria in the future.

In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), municipal securities, mortgage-related and asset-backed securities, debt-linked and equity-linked securities, hybrid instruments and futures, forwards and foreign currency transactions for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments. The Adviser generally attempts to hedge the Fund’s foreign currency risk, though there is no guarantee its attempts to hedge all foreign currency risk will be successful.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Fund Summary

Below Investment Grade Fixed-Income Securities Risk: The Fund’s investments in below investment grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivatives transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk:  Derivative instruments (such as those in which the Fund may invest, including futures, forward contracts and forward currency transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to commodities markets, securities market values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts and foreign currency transactions, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for over-the-counter (“OTC”) derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise.  Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment increases the likelihood of interest rates rising in the future.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Leverage Risk: Use of derivative instruments may involve leverage.  Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private

Fund Summary

placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Sustainable Investment Style Risk: Because the Fund focuses on bonds whose purpose is to finance projects with a positive environmental impact, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so. In addition, certain green bonds may be dependent on government incentives and subsidies and lack of political support for the financing of projects with a positive environmental impact could negatively impact the performance of the Fund.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Management

Investment Adviser

Ostrum Asset Management U.S., LLC (“Ostrum US” formerly, Natixis Asset Management U.S., LLC)

Portfolio Managers

Christopher Wigley, has served as lead portfolio manager of the Fund since 2017.

Marc Briand, has served as portfolio manager of the Fund since 2017.

Each portfolio manager is an employee of Mirova, an affiliate of Ostrum US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Purchase and Sale of Fund Shares

Class A Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50

Fund Summary

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Mirova Global Sustainable Equity Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.38%	0.38%	13.50%	0.38%[1]	0.36%
Total annual fund operating expenses	1.43%	2.18%	14.30%	1.43%	1.16%
Fee waiver and/or expense reimbursement[2],[3]	0.13%	0.13%	13.30%	0.13%	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	1.00%	1.30%	1.05%
1	Other expenses are estimated for the current fiscal year.
2	Ostrum Asset Management U.S., LLC (“Ostrum US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$700	$989	$1,300	$2,179
Class C	$308	$670	$1,158	$2,503
Class N	$102	$2,806	$5,031	$9,016
Class T	$379	$679	$1,000	$1,909
Class Y	$107	$358	$628	$1,399

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$208	$670	$1,158	$2,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities, which may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITS”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.

The Adviser pursues the Fund’s investment goal by investing in equity securities of companies that it expects will benefit from major long-term global trends. The Adviser believes that there are several long-term trends that can reshape the world now and in the future. These trends include those that are demographic in nature, such as population growth and an aging population, and others that are more socioeconomic, such as urbanization, evolving consumption in emerging markets and a changing global financial model. In addition, there are environmental trends such as climate change and natural resource depletion, as well as trends driven by technological innovation. In selecting companies to invest in, the Adviser focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends and the need to create a more sustainable world.

The Adviser selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and environmental, social and governance (“ESG”) considerations. The Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing ESG practices. This means that the Adviser’s research process is designed to prioritize investments in companies which it believes show good ESG practices and whose products and services help create a more sustainable world, rather than merely excluding companies which the Adviser believes show poor ESG practices. Nevertheless, as ESG criteria are integrated in the Fund’s risk management process, the Adviser also seeks to avoid investing in companies which do not comply with the Adviser’s minimum ESG standards. In deciding which securities to buy and sell, the Adviser generally seeks to invest in securities of companies that:

• relate to sustainable development themes derived from long-term global trends, providing solutions to address issues related to energy, mobility, building and cities, management of natural resources, consumption, healthcare, information technology or finance;
 • demonstrate adherence to ESG practices, with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact;
 • have strong fundamentals, including sustainable business models, competitive positioning, effective management teams, acceptable risk profiles, and long-term growth potential; and
 • offer attractive valuations.

In determining whether or not a company’s risk profile is acceptable, the Adviser seeks to evaluate risks that may affect share price in the long-term, such as market, environmental, exchange rate, political, and reputation risks, among others. If the risk profile of a company is too high, the investment team may decide not to invest and/or sell a security and look for alternatives.

It is expected that the Adviser’s views on long-term global trends and sustainable development themes will evolve over time.

Fund Summary

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on investments in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, life-of-fund, and life-of-class periods compare to those of a broad measure of

Fund Summary

market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: First Quarter 2017, 9.18% Lowest Quarterly Return: Fourth Quarter 2017, 5.34%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Life of Fund (3/31/16)	Life of Class N (5/1/17)
Class Y - Return Before Taxes	30.75%	16.05%	-
Return After Taxes on Distributions	30.39%	15.84%	-
Return After Taxes on Distributions and Sale of Fund Shares	17.69%	12.38%	-
Class A - Return Before Taxes	22.99%	11.95%	-
Class C - Return Before Taxes	28.40%	14.92%	-
Class N - Return Before Taxes	-	-	14.81%
Class T - Return Before Taxes	27.23%	14.12%	-
MSCI World Index (Net)	22.40%	17.20%	13.13%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund.  After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Ostrum Asset Management U.S., LLC (“Ostrum US” formerly, Natixis Asset Management U.S., LLC)

Portfolio Managers

Jens Peers, CFA®, has served as co-portfolio manager of the Fund since 2016.

Suzanne Senellart, has served as co-portfolio manager of the Fund since 2016.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Fund since 2016.

Ms. Senellart and Dr. Cheng are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Oakmark Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.24%	0.24%	13.10%	0.24%[1]	0.24%
Total annual fund operating expenses	1.18%	1.93%	13.79%	1.18%	0.93%
Fee waiver and/or expense reimbursement[2],[3]	0.00%	0.00%	13.04%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	1.93%	0.75%	1.18%	0.93%
1	Other expenses are estimated for the current fiscal year.
2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$688	$928	$1,187	$1,924
Class C	$296	$606	$1,042	$2,254
Class N	$77	$2,705	$4,891	$8,882
Class T	$367	$615	$883	$1,646
Class Y	$95	$296	$515	$1,143

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$196	$606	$1,042	$2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, including common stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 60 stocks.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Fund Summary

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2009, 24.26% Lowest Quarterly Return: Fourth Quarter 2008, -26.95%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class Y - Return Before Taxes	21.05%	16.07%	9.10%	-
Return After Taxes on Distributions	19.82%	14.41%	8.23%	-
Return After Taxes on Distributions and Sale of Fund Shares	12.85%	12.62%	7.27%	-
Class A - Return Before Taxes	13.82%	14.41%	8.16%	-
Class C - Return Before Taxes	18.85%	14.91%	7.99%	-
Class N - Return Before Taxes	-	-	-	15.46%
Class T - Return Before Taxes	17.72%	15.19%	8.52%	-
S&P 500® Index	21.83%	15.79%	8.50%	13.50%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadviser

Harris Associates L.P.

Fund Summary

Portfolio Managers

William C. Nygren, CFA®, Vice President, Chief Investment Officer, U.S. Equity and portfolio manager of Harris Associates, has served as co-manager of the Fund since 2014.

Kevin G. Grant, CFA®, Co-Chairman, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

M. Colin Hudson, CFA®, Vice President, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

Michael J. Mangan, CFA®, CPA, portfolio manager of Harris Associates, served as co-manager of the Fund from 2002 until February 2014 and since August 2014.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Fund Summary

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis Oakmark International Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.22%	0.22%	24.36%	0.22%[1]	0.22%
Total annual fund operating expenses	1.32%	2.07%	25.21%	1.32%	1.07%
Fee waiver and/or expense reimbursement[2],[3]	0.00%	0.00%	24.29%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.32%	2.07%	0.92%	1.32%	1.07%
1	Other expenses are estimated for the current fiscal year.
2	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45%, 2.20%, 1.15%, 1.45% and 1.20% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
3	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$702	$969	$1,257	$2,074
Class C	$310	$649	$1,114	$2,400
Class N	$94	$4,334	$7,034	$10,235
Class T	$381	$658	$955	$1,800
Class Y	$109	$340	$590	$1,306

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$210	$649	$1,114	$2,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund’s non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.

The Fund’s subadviser, Harris Associates L.P. (“Harris Associates”), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associates’ estimate of its intrinsic or true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objective.

Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimated intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 65 stocks.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth

Fund Summary

stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund, and life-of-class periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: First Quarter 2012, 17.17% Lowest Quarterly Return: Third Quarter 2011, -20.47%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Life of Fund (12/15/10)	Life of Class Y/N (5/1/17)
Class A - Return Before Taxes	22.12%	8.52%	7.67%	-
Return After Taxes on Distributions	22.01%	8.10%	7.37%	-
Return After Taxes on Distributions and Sale of Fund Shares	12.96%	6.79%	6.22%	-
Class C - Return Before Taxes	27.55%	8.99%	7.77%	-
Class N - Return Before Taxes	-	-	-	12.96%
Class T - Return Before Taxes	26.34%	9.26%	8.19%	-
Class Y - Return Before Taxes[1]	29.78%	9.85%	-	12.79%
MSCI World ex USA Index (Net)	24.21%	7.46%	5.78%	13.57%
1	Prior to the inception of Class Y shares (5/1/17), performance is that of Class A shares and reflects the higher net expenses of that share class.

Fund Summary

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadviser

Harris Associates L.P.

Portfolio Managers

David G. Herro, CFA®, Deputy Chairman, Chief Investment Officer of International Equity and portfolio manager of Harris Associates, has served as co-portfolio manager of the Fund since 2010.

Michael L. Manelli, CFA®, Vice President, portfolio manager, and analyst of Harris Associates, has served as co-portfolio manager of the Fund since 2016.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T

Fund Summary

shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Natixis U.S. Equity Opportunities Fund

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.19%	0.19%	12.64%	0.19%[2]	0.18%
Total annual fund operating expenses	1.19%	1.94%	13.39%	1.19%	0.93%
Fee waiver and/or expense reimbursement[3],[4]	0.00%	0.00%	12.63%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19%	1.94%	0.76%	1.19%	0.93%
1	Management fees have been restated to reflect the current management fees for the Fund effective July 1, 2017.
2	Other expenses are estimated for the current fiscal year.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
4	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$689	$931	$1,192	$1,935
Class C	$297	$609	$1,047	$2,264
Class N	$78	$2,640	$4,790	$8,773
Class T	$368	$618	$888	$1,657
Class Y	$95	$296	$515	$1,143

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$197	$609	$1,047	$2,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund’s approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund’s segments. The segments and their subadvisers are listed below.

•	Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. (“Harris Associates”) will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “true business value.” By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a security when the price approaches its estimated value and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. In determining whether an issuer is a U.S or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

•	Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. (“Loomis Sayles”), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The segment’s portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors, L.P. (“Natixis Advisors”) generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in real estate investment trusts (“REITs”).

Fund Summary

•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as “junk bonds”).

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in equity securities of Canadian issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation , as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The

Fund Summary

Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods compare to those of two broad measures of market performance. The Russell 1000® Index is an unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe. A subset of the Russell 3000® Index, it includes approximately 1,000 of the largest stocks based on a combination of market capitalization and current index membership. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Third Quarter 2009, 17.90% Lowest Quarterly Return: Fourth Quarter 2008, -24.12%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class Y - Return Before Taxes	26.60%	18.34%	10.37%	-
Return After Taxes on Distributions	25.64%	15.82%	9.02%	-
Return After Taxes on Distributions and Sale of Fund Shares	15.84%	14.13%	8.17%	-
Class A - Return Before Taxes	19.01%	16.66%	9.45%	-
Class C - Return Before Taxes	24.35%	17.16%	9.27%	-
Class N - Return Before Taxes	-	-	-	16.78%
Class T - Return Before Taxes	23.11%	17.45%	9.82%	-
S&P 500® Index	21.83%	15.79%	8.50%	13.50%
Russell 1000® Index	21.69%	15.71%	8.59%	13.35%

The Fund uses multiple subadvisers.  The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or

Fund Summary

individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadvisers

Harris Associates L.P.

Loomis, Sayles & Company, L.P.

Portfolio Managers

Harris Associates

William C. Nygren, CFA®, Vice President, Chief Investment Officer, U.S. Equity and portfolio manager of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

Kevin G. Grant, CFA®, Co-Chairman, portfolio manager and analyst of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

M. Colin Hudson, CFA®, Vice President, portfolio manager and analyst of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

Michael J. Mangan, CFA®, CPA, portfolio manager of Harris Associates, served as co-manager of the Harris Associates Large Cap Value segment of the Fund from 2005 until February 2014 and since August 2014.

Loomis Sayles

Aziz V. Hamzaogullari, CFA®, Vice President of Loomis Sayles, has served as a manager of the Fund since 2011 and of the Loomis Sayles All Cap Growth segment of the Fund since 2014.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Fund Summary

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.21%	0.21%	13.78%	0.21%[1]	0.21%
Acquired fund fees and expenses[2]	0.16%	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	1.52%	2.27%	14.84%	1.52%	1.27%
Fee waiver and/or expense reimbursement[3],[4]	0.00%	0.00%	13.72%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.52%	2.27%	1.12%	1.52%	1.27%
1	Other expenses are estimated for the current fiscal year.
2	The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45%, 2.20%, 1.15%, 1.45% and 1.20% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
4	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$721	$1,028	$1,356	$2,283
Class C	$330	$709	$1,215	$2,605
Class N	$114	$2,901	$5,167	$9,146
Class T	$401	$718	$1,058	$2,017
Class Y	$129	$403	$697	$1,534

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$230	$709	$1,215	$2,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-capitalization companies.” Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations. Currently, the Fund defines a small-capitalization company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000® Value Index or is $3.5 billion or less. While the market capitalization range for the Russell 2000® Value Index fluctuates, at December 31, 2017, it was $22.7 million to $8.9 billion. The Fund may, however, invest in companies with large-capitalizations. When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices. The Fund may establish short positions in specific equity securities or indices where the subadviser believes the intrinsic value is materially below the current market value, including where a company is competitively disadvantaged or has deteriorating end markets, or in times of economic or cyclical slowdowns and recessions, or rising corporate interest rates.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive return on capital with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•	Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•	Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•	Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including emerging market securities.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

Fund Summary

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Short Sale Risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.

Small-Capitalization Companies Risk: Small-capitalization companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-capitalization companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Fund Summary

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Third Quarter 2009, 18.63% Lowest Quarterly Return: Third Quarter 2011, -19.51%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/17)
Class Y - Return Before Taxes	6.60%	14.32%	10.60%	-
Return After Taxes on Distributions	3.80%	10.68%	7.87%	-
Return After Taxes on Distributions and Sale of Fund Shares	5.93%	10.76%	8.09%	-
Class A - Return Before Taxes	0.15%	12.67%	9.66%	-
Class C - Return Before Taxes	4.62%	13.16%	9.48%
Class N - Return Before Taxes	-	-	-	7.17%
Class T - Return Before Taxes	3.61%	13.44%	10.03%	-
Russell 2000® Value Index	7.84%	13.01%	8.17%	7.10%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P.

Portfolio Managers

Dennis G. Alff, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chris D. Wallis, CFA®, Chief Executive Officer and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2004.

Scott J. Weber, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2004.

Fund Summary

Purchase and Sale of Fund Shares

The Vaughan Nelson Small Cap Value Fund is closed to new investors; however, in its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund. Natixis Advisors may determine to reopen the Fund for investment at any time without notice to shareholders. For more information please see the section “How To Purchase Shares” in the Prospectus.

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

Fund Summary

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None*	1.00%	None	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.08%	0.17%[1]	0.17%
Acquired fund fees and expenses[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Total annual fund operating expenses	1.47%	2.22%	1.13%	1.47%	1.22%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.47%	2.22%	1.13%	1.47%	1.22%
1	Other expenses are estimated for the current fiscal year.
2	The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.40%, 2.15%, 1.10%, 1.40% and 1.15% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$716	$1,013	$1,332	$2,231
Class C	$325	$694	$1,190	$2,554
Class N	$115	$359	$622	$1,375
Class T	$396	$703	$1,033	$1,963
Class Y	$124	$387	$670	$1,477

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$225	$694	$1,190	$2,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or of $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2017, it was $653.7 million to $36.7 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and similar securities representing direct or indirect ownership interests in business organizations.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive return on capital with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•	Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•	Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including emerging markets securities.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

Fund Summary

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk.  Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund’s investments.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Fund Summary

Total Returns for Class Y Shares

Highest Quarterly Return: Third Quarter 2009, 21.36% Lowest Quarterly Return: Third Quarter 2011, -21.12%

Average Annual Total Returns
(for the periods ended December 31, 2017)	Past 1 Year	Past 5 Years	Life of Fund (10/31/08)	Life of Class N (5/1/13)
Class Y - Return Before Taxes	13.19%	12.80%	13.29%	-
Return After Taxes on Distributions	12.48%	11.62%	12.41%	-
Return After Taxes on Distributions and Sale of Fund Shares	8.05%	10.07%	10.93%	-
Class A - Return Before Taxes	6.45%	11.19%	12.28%	-
Class C - Return Before Taxes	11.11%	11.68%	12.17%	-
Class N - Return Before Taxes	13.31%	-	-	10.79%
Class T - Return Before Taxes	10.09%	11.95%	12.69%	-
Russell MidCap® Value Index	13.34%	14.68%	15.21%	12.59%

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Natixis Advisors, L.P. (“Natixis Advisors”)

Subadviser

Vaughan Nelson Investment Management, L.P.

Portfolio Managers

Dennis G. Alff, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chris D. Wallis, CFA®, Chief Executive Officer and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

Scott J. Weber, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, Natixis Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N shares.

Class T Shares

Class T shares of the Fund are not currently available for purchase.

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with Natixis Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $50.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

• Wrap Fee Programs of certain broker-dealers, the advisers or Natixis Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
 • Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.
 • Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  • Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.
 • Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of Natixis Advisors, L.P., clients of Natixis Advisors, L.P. and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

 The Fund’s shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at im.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Goals, Strategies and Risks

More About Goals and Strategies

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. (“AEW”) employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Loomis Sayles Multi-Asset Income Fund

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund intends to pursue its investment goal by utilizing a flexible investment approach that allocates investments across a broad range of income-producing securities, while employing risk management strategies to mitigate downside risk. The Fund may invest in equity securities (including common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks and real estate investment trusts (“REITS”)). The Fund may also invest up to 25% of its assets in publicly traded master limited partnerships (“MLPs”). The Fund may invest in fixed-income securities (including exchange-traded notes, structured notes, corporate debt, foreign and U.S. government and agency fixed-income securities, bank loans, adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations and other business entities and convertible debt securities). The Fund may invest in below investment grade fixed-income securities (commonly known as “junk bonds”). Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), have rated the securities in one of its top four rating categories) or, if unrated, are determined by Loomis Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) to be of comparable quality. There is no minimum rating for the fixed-income securities in which the Fund may invest. The Fund may invest in securities of any maturity or market capitalization. The Fund may invest in foreign securities including those in emerging markets.

Investment Goals, Strategies and Risks

The Fund may shift its assets among various types of income-producing securities based upon the Subadviser’s evaluation of changing market conditions, yield expectations and security-specific opportunities. Changes to the Fund’s asset allocations are based on several criteria, including global market cycles, global economic regimes and the relative attractiveness of particular asset categories. Under normal market conditions, the Fund will typically invest between 20% and 80% of its assets in fixed-income securities and between 30% and 70% in equity securities. However, the Fund is not required to allocate its investments among asset classes in any fixed proportion and may invest up to 100% of its assets in either equity securities or fixed-income securities. A sudden change in market conditions could cause the Subadviser to substantially change the allocation of the Fund’s assets over a relatively short period of time.

In selecting individual investments for the Fund, the Subadviser considers factors including, but not limited to, economic and business cycles as well as top-down sector valuations and fundamental, bottom-up security valuations. In deciding which equity securities to buy and sell, the Subadviser seeks to identify securities that it believes are, among other things, attractively valued based on the Subadviser’s estimate of what a security is actually worth, with additional consideration given to income-producing securities. The Subadviser may utilize quantitative screening methods based on fundamental factors to identify issuers which may pay or grow dividends.

In deciding which fixed-income securities to buy and sell, the Subadviser may consider a number of factors including, but not limited to, diverging business cycles among countries and regions, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, the Subadviser’s expectations regarding general trends in interest rates and currency considerations. The Subadviser will also consider how purchasing or selling a security would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

When constructing the Fund’s portfolio the Subadviser will use risk management tools in an effort to manage risk on an ongoing basis. These tools include the use of models that evaluate risk correlation to various market factors or asset classes, scenario analysis to measure the impact of certain market events and measuring the volatility of certain sectors and securities to understand the level of risk being contributed by these sectors and securities. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio.

The Fund may also:

• Invest in mortgage-related and asset-backed securities

• Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Rule 144A securities are privately offered securities and can be resold only to certain qualified institutional buyers.

• Engage in over-the-counter (“OTC”) options, swap contracts (including credit default swaps) and currency transactions as well as futures transactions and other derivatives for hedging and investment purposes. The Fund may take both long and short positions in derivatives.

• Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Mirova Global Green Bond Fund

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in “green bonds.” “Green bonds” are bonds and notes all of the proceeds of which are used to finance projects which the Adviser believes will have a positive environmental impact. The Fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The Adviser considers an issuer to be located outside the U.S. if its head office is located outside the U.S. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (i.e., none of the three major ratings agencies (Moody’s Investors Services, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their top four ratings categories) (commonly known as “junk bonds”), or, if unrated, securities determined by the Adviser to be of comparable quality. The Fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10. This flexibility is intended to allow the portfolio managers to reposition the fund to take advantage of significant interest rate movements. Performance is expected to derive primarily from security selection and duration is not expected to be a major source of excess return relative to the benchmark.

The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Adviser selects securities based on their financial valuation profile and an analysis of the global

Investment Goals, Strategies and Risks

environmental, social and governance (“ESG”) impact of the issuer or the projects funded with the securities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re-evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.

Green bonds are usually issued to finance specific projects intended to generate an environmental benefit while offering potential market return in the same manner as other “conventional” fixed income securities. Beyond fundamental security analysis, the Adviser independently analyzes each green bond it selects for the Fund along the following lines:

•	Use of Proceeds: legal documentation specifies that proceeds will be used to finance or refinance projects with a positive environmental impact, such as projects relating to climate change, preservation of resources, pollution prevention or mitigation and biodiversity.

•	Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Four evaluation levels have been defined with respect to the positive environmental impact: High, Significant, Low or No, and Negative. Only issues that the Adviser believes will have a High or Significant positive environmental impact can qualify.

•	Risk Evaluation: an analysis of the general practices of the issuer and of the management of the environmental and social risks during the life cycle of the projects.

•	Reporting: issuer should provide regular reports on the use of proceeds. This reporting will also be used to reevaluate all other aspects of the Adviser’s analysis as described above.

The Adviser monitors developments in the global green bond market and may revise the above criteria in the future.

In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), municipal securities, mortgage-related and asset-backed securities, debt-linked and equity-linked securities, hybrid instruments and futures, forwards and foreign currency transactions for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments. The Adviser generally attempts to hedge the Fund’s foreign currency risk, though there is no guarantee its attempts to hedge all foreign currency risk will be successful.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Mirova Global Sustainable Equity Fund

Investment Goal

The Fund seeks long-term capital appreciation.  The investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities, which may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITS”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.

The Adviser pursues the Fund’s investment goal by investing in equity securities of companies that it expects will benefit from major long-term global trends. The Adviser believes that there are several long-term trends that can reshape the world now and in the future. These trends include those that are demographic in nature, such as population growth and an aging population, and others that are more socioeconomic, such as urbanization, evolving consumption in emerging markets and a changing global financial model. In addition, there are environmental trends such as climate change and natural resource depletion, as well as trends driven by technological innovation. In selecting companies to invest in, the Adviser focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends and the need to create a more sustainable world.

The Adviser selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and environmental, social and governance (“ESG”) considerations. The Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing ESG practices. This means that the Adviser’s research process is designed to prioritize investments in companies which it believes show good ESG practices and whose products and services help create a more sustainable world, rather than merely excluding companies which the Adviser believes show poor ESG practices. Nevertheless, as ESG criteria are integrated in the Fund’s risk management process, the Adviser also seeks to avoid investing in companies which do not comply with the Adviser’s minimum ESG standards. In deciding which securities to buy and sell, the Adviser generally seeks to invest in securities of companies that:

Investment Goals, Strategies and Risks

• relate to sustainable development themes derived from long-term global trends, providing solutions to address issues related to energy, mobility, building and cities, management of natural resources, consumption, healthcare, information technology or finance;
 • demonstrate adherence to ESG practices, with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact;
 • have strong fundamentals, including sustainable business models, competitive positioning, effective management teams, acceptable risk profiles, and long-term growth potential; and
 • offer attractive valuations.

In determining whether or not a company’s risk profile is acceptable, the Adviser seeks to evaluate risks that may affect share price in the long-term, such as market, environmental, exchange rate, political, and reputation risks, among others. If the risk profile of a company is too high, the investment team may decide not to invest and/or sell a security and look for alternatives.

It is expected that the Adviser’s views on long-term global trends and sustainable development themes will evolve over time.

Natixis Oakmark Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, including common stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives.

Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 60 stocks.

Natixis Oakmark International Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund’s non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.

The Fund’s subadviser, Harris Associates L.P. (“Harris Associates”), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associates’ estimate of its intrinsic or true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objective.

Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Investment Goals, Strategies and Risks

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates’ estimated intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer’s fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. The Fund’s portfolio typically holds 30 to 65 stocks.

Natixis U.S. Equity Opportunities Fund

Investment Goal

The Fund seeks long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund’s approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund’s segments. The segments and their subadvisers are listed below.

•	Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. (“Harris Associates”) will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “true business value.” By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a security when the price approaches its estimated value and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals. In determining whether an issuer is a U.S or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

•	Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. (“Loomis Sayles”), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The segment’s portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Subject to the allocation policy adopted by the Fund’s Board of Trustees, Natixis Advisors, L.P. (“Natixis Advisors”) generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund’s assets in accordance with its distinct investment style and strategy.

The Fund may also:

•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in real estate investment trusts (“REITs”).

•	Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as “junk bonds”).

•	Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

•	Invest in equity securities of Canadian issuers.

Investment Goals, Strategies and Risks

Natixis U.S. Equity Opportunities Fund -
 More on Investment Strategies

The Fund’s portfolio is divided into two different segments managed by the two subadvisers set forth below. These subadvisers pursue the Fund’s overall goal by employing the strategies and techniques described below.

Harris Associates - Large Cap Value segment

Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company’s “true business value.” By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a security when the price approaches its estimated value and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer’s fundamentals.

Loomis Sayles - All Cap Growth segment

Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis Sayles, will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers and attractive cash flow returns on invested capital and management teams focused on creating long-term value for shareholders. The segment’s portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-capitalization companies.” Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations. Currently, the Fund defines a small-capitalization company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000® Value Index or is $3.5 billion or less. While the market capitalization range for the Russell 2000® Value Index fluctuates, at December 31, 2017, it was $22.7 million to $8.9 billion. The Fund may, however, invest in companies with large-capitalizations. When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices. The Fund may establish short positions in specific equity securities or indices where the subadviser believes the intrinsic value is materially below the current market value, including where a company is competitively disadvantaged or has deteriorating end markets, or in times of economic or cyclical slowdowns and recessions, or rising corporate interest rates.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive return on capital with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•	Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•	Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

Investment Goals, Strategies and Risks

•	Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•	Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including emerging market securities.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund’s investment goal may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or of $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2017, it was $653.7 million to $36.7 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and similar securities representing direct or indirect ownership interests in business organizations.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive return on capital with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•	Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•	Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

•	Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•	Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including emerging markets securities.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

All Funds

Temporary Defensive Measures

Temporary defensive measures may be used by a Fund during adverse economic, market, political or other conditions. In this event, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt

Investment Goals, Strategies and Risks

securities as it deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Percentage Investment Limitations

The percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings
  A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 10 business days after quarter-end for Natixis Oakmark Fund, Natixis Oakmark International Fund and Natixis U.S. Equity Opportunities Fund), is available on the Funds’ website at im.natixis.com/us/fund-documents. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Loomis Sayles Multi-Asset Income Fund’s, Vaughan Nelson Small Cap Value Fund’s, Vaughan Nelson Value Opportunity Fund’s, Mirova Global Green Bond Fund’s and Mirova Global Sustainable Equity Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund’s website at im.natixis.com/holdings (click fund name).

Cybersecurity and Technology

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Funds and their shareholders. These risks include, among others, theft, misuse, and improper release of confidential or highly sensitive information relating to the Funds and their shareholders, as well as compromises or failures to systems, networks, devices and applications relating to the operations of the Funds and their service providers. Power outages, natural disasters, equipment malfunctions and processing errors that threaten these systems, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Cybersecurity and other operational and technology issues may result in financial losses to the Funds and their shareholders, impede business transactions, violate privacy and other laws, subject the Funds to certain regulatory penalties and reputational damage, and increase compliance costs and expenses. Although the Funds have developed processes, risk management systems and business continuity plans designed to reduce these risks, the Funds do not directly control the cybersecurity defenses, operational and technology plans and systems of their service providers, financial intermediaries and companies in which they invest or with which they do business. The Funds and their shareholders could be negatively impacted as a result.

More About Risks

This section provides more information on principal risks that may affect a Fund’s portfolio, as well as information on additional risks a Fund may be subject to because of its investments or practices. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ SAI, which is available without charge upon request (see back cover).

Allocation Risk

A Fund’s investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk

Below investment grade fixed-income securities, also known as “junk bonds,” are rated below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. To be considered rated below investment grade quality, none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and a Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment grade fixed-income securities, be more dependent upon the portfolio managers’ credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment grade fixed-income securities will fluctuate. If the issuer of below investment grade fixed-income securities defaults, a Fund may incur additional expenses to seek recovery.

Investment Goals, Strategies and Risks

Convertible Securities Risk

Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit Risk

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. A Fund will be subject to credit/counterparty risk with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. As a result, in instances when a Fund enters into OTC derivatives transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. A Fund may be subject to currency risk because it may invest in currency-related instruments and/or securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent a Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. A Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on a Fund’s exposure to securities market values, interest rates or currency exchange rates.  It is possible that a Fund’s liquid assets may be insufficient to support its obligations under its derivatives position. A Fund’s use of derivatives, such as futures and forward contracts, involves other risks, such as the credit/counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that a Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause a Fund to incur losses greater than those which would have occurred had derivatives not been used. Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income. It is possible that a Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that a Fund uses a derivative for purposes other than as a hedge, or if a Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Emerging Markets Risk

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures and have less market depth, infrastructure, capitalization and regulatory oversight than more developed markets. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging market securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss

Investment Goals, Strategies and Risks

and may be delayed more often than transactions settled in the United States. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval of investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes or controls on foreign investors or currency transactions. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

Equity Securities Risk

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact a Fund’s performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s portfolio.Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk

Because a Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. A Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce a Fund’s return on foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Investment Goals, Strategies and Risks

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline. In addition, the value of certain derivatives (such as interest rate futures) is related to changes in interest rates and the value may suffer significant decline as a result of interest rate changes. A prolonged period of low interest rates may cause a Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause a Fund’s share price (and the value of your investment) to change.  Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board’s conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.

Investments in Other Investment Companies Risk

A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Large Investor Risk

Ownership of shares of a Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in a Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains, including short-term capital gains taxable as ordinary income. In addition, such transactions may accelerate the realization of taxable income to shareholders if a Fund’s sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase a Fund’s expenses or could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratios.

Leverage Risk

Use of derivative instruments may involve leverage.  Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on a Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that a Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in a Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of a Fund’s investments when it needs to dispose of them. If a Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value a Fund’s investments.

Management Risk

Management risk is the risk that the portfolio managers’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Funds.

Market/Issuer Risk

The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Master Limited Partnership Risk

Investments in MLPs involve risks in addition to the risks associated with investments in securities with similar characteristics, such as common stock of a corporation. Holders of common interests in MLPs typically have limited control and limited rights to vote on matters affecting the MLP. Conflicts of interest

Investment Goals, Strategies and Risks

may also exist between an MLP’s common interest holders and its general partner or managing member, including those arising from incentive distribution payments. Many interests in MLPs are subject to restrictions on resale and may therefore be less liquid than other investments, which may subject MLP interests to more abrupt or erratic price movements and may increase the difficulty of disposing of such interests at favorable times and prices. The Loomis Sayles Multi-Asset Income Fund may gain exposure to MLPs through derivatives, including exchange-traded notes (“ETNs”) and swaps, exposing the Fund to the risks of investing in derivatives generally. MLPs often own interests in energy infrastructure properties, including pipelines, or engage in activities related to the energy sector. Accordingly, to the extent the Fund invests in MLPs, it will likely be exposed to risks related to investments in the energy sector. In addition, if an MLP fails to meet the current legal requirements for treatment as a partnership, or if there are changes to the tax laws, an MLP could be treated as a corporation for U.S. federal income tax purposes, obligating the MLP to pay tax at the entity level and significantly reducing the income to the Fund from an investment in an MLP.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. A Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium.  The value of some mortgage-related securities and other asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser or subadviser to forecast interest rates and other economic factors correctly.  Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets.  These types of securities may also decline for reasons associated with the underlying collateral.

Non-Diversification Risk

Compared with diversified mutual funds, a non-diversified Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, a non-diversified Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Real Estate Risk

Because AEW Real Estate Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry including REITs are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

REITs Risk

The performance of a Fund that invests in REITs may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of a Fund.

Short Sale Risk

A Fund’s use of short sales involves additional investment risks and transaction costs. To sell a security short, a Fund must borrow that security from a lender, such as a prime broker, and deliver it to a counterparty. If a Fund is unable to borrow the security it wishes to sell short at an advantageous time or price, the Fund’s ability to pursue its short sale strategy may be adversely affected. When closing a short position, a Fund will have to purchase the security it originally sold short. A Fund may not be able to purchase that security at an advantageous time or price, which may lower the Fund’s return or result in a loss. The sale of a security that is borrowed may subject a Fund to potentially unlimited losses. While short sales can be used to further a Fund’s investment objective, under certain market conditions, they can increase the volatility of a Fund and decrease the liquidity of a Fund. Asset segregation and collateral posting requirements related to short sales may limit a Fund’s investment flexibility. Ordinarily, a Fund will incur a fee or pay a premium to borrow securities, may also be required to pay interest charges and will have to repay the lender any dividends or interest that accrue on the security while the loan is outstanding.

Investment Goals, Strategies and Risks

The amount of the premium, dividends, interest or expenses a Fund pays in connection with the short sale will decrease the amount of any gain from a short sale and increase the amount of any loss. Taking short positions in securities also exposes a Fund to leverage risk.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for a Fund to buy and sell securities of small- and mid-capitalization companies.

Small-Capitalization Companies Risk

Compared to companies with medium or large market capitalization, small-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of medium- or large-capitalization companies. Securities of small-capitalization companies may therefore be more vulnerable to adverse developments than those of medium- or large-capitalization companies. As a result, it may be relatively more difficult for a Fund to buy and sell securities of small-capitalization companies.

Sustainable Investment Style Risk

A Fund that uses ESG criteria to select investments may have a smaller universe of investments than other funds and therefore may underperform the market as a whole if such investments underperform the market. A Fund that uses ESG criteria to select investments may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so. Views on what constitutes a “sustainable investment” may differ by fund, adviser and investor. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful. In addition, certain green bonds in which the Mirova Global Green Bond Fund invests may be dependent on government incentives and subsidies and lack of political support for the financing of projects with a positive environmental impact could negatively impact the performance of the Fund. As the green bond market is relatively new and continues to evolve, the criteria used to define green bonds may change in the future.

Management Team

Management Team

Meet the Funds’ Investment Advisers and Subadvisers

The Natixis Funds family currently includes 40 mutual funds (the “Natixis Funds”). The Natixis Funds family had combined assets of $56.3 billion as of December 31, 2017. Natixis Funds are distributed through Natixis Distribution, L.P. (the “Distributor”).

Advisers

Natixis Advisors, L.P. (“Natixis Advisors”), located at 888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197, serves as the adviser to each of the Funds, except for AEW Real Estate Fund (for which AEW serves as adviser), Mirova Global Green Bond Fund and Mirova Global Sustainable Equity Fund (for which Ostrum US serves as adviser). Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund, except for AEW Real Estate Fund, Mirova Global Green Bond Fund and Mirova Global Sustainable Equity Fund. It also provides general business management and administration to each Fund, except for AEW Real Estate Fund, Mirova Global Green Bond Fund and Mirova Global Sustainable Equity Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds. The advisers and subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2017 as a percentage of each Fund’s average daily net assets were 0.37% for the Loomis Sayles Multi-Asset Income Fund (after waiver), 0.69% for the Natixis Oakmark Fund, 0.85% for the Natixis Oakmark International Fund, 0.77% for the Natixis U.S. Equity Opportunities Fund, 0.90% for the Vaughan Nelson Small Cap Value Fund and 0.80% for the Vaughan Nelson Value Opportunity Fund.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. Together with other AEW adviser affiliates, AEW had $70.3 billion in assets under management as of December 31, 2017. For the fiscal year ended January 31, 2018, the AEW Real Estate Fund paid 0.67% (after waiver) of its average daily net assets to AEW in advisory fees.

Ostrum US, located at 888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197, serves as the adviser to the Mirova Global Green Bond Fund and Mirova Global Sustainable Equity Fund. Ostrum US was formed in 2014 and specializes in globally diversified portfolio management. As of December 31, 2017, Ostrum US had $561 million in assets under management. Ostrum US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers. With assets under management of $10.8 billion as of December 31, 2017, Mirova ranks among the leading European ESG asset managers. Pursuant to this arrangement, certain employees of Mirova, as a “participating affiliate,” serve as “associated persons” of Ostrum US and, in this capacity, are subject to the oversight of Ostrum US and its Chief Compliance Officer. These associated persons will, on behalf of Ostrum US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Funds in accordance with the investment objectives, policies and limitations set forth in the prospectus and SAI. Unlike Ostrum US, Mirova is not registered as an investment adviser with the Securities and Exchange Commission (the “SEC”). The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

The aggregate advisory fee paid by the Funds during the fiscal year ended December 31, 2017 as a percentage of each Funds’ average daily net assets were 0.10% for the Mirova Global Green Bond Fund (after waiver) and 0.68% for the Mirova Global Sustainable Equity Fund (after waiver).

Subadvisers

Each Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a segment of the Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

Harris Associates, located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606, serves as subadviser to the Natixis Oakmark Fund, Natixis Oakmark International Fund and a segment of the Natixis U.S. Equity Opportunities Fund. Harris Associates, managed $140.4 billion in assets as of December 31, 2017, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Natixis U.S. Equity Opportunities Fund and Loomis Sayles Multi-Asset Income Fund. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $268.1 in assets under management as of December 31, 2017. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments, corporate retirement plans and family/individual funds. As of December 31, 2017, Vaughan Nelson had $13.2 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the SEC that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements

Management Team

with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and subadvisory contracts is available in the Funds’ financial reports for the six months ended June 30, 2017 for the Loomis Sayles Multi-Asset Income Fund, Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and for the six months ended July 31, 2017 for the AEW Real Estate Fund.

Portfolio Trades

In placing portfolio trades, a Fund’s adviser or subadviser may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US, Natixis Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the indicated Fund’s portfolio since the dates stated below.For AEW Real Estate Fund, the senior portfolio manager formulates the overall strategy of the Fund, and he and the co-portfolio managers are all involved in the decision making.

AEW

Matthew A.Troxell, CFA — Matthew A. Troxell has co-managed the AEW Real Estate Fund since its inception in 2000. Mr. Troxell, Managing Director and Senior Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 34 years of experience in investment analysis and portfolio management.

J. Hall Jones, Jr., CFA — J. Hall Jones, Jr. has co-managed the AEW Real Estate Fund since 2006. Mr. Jones, Director and Co-Portfolio Manager, joined AEW in 1999. He is a member of the International Council of Shopping Centers, the CFA Institute and the National Association of Real Estate Investment Trusts. Mr. Jones received his B.A. from James Madison University and an M.B.A. from the College of William and Mary. He holds the designation of Chartered Financial Analyst. Mr. Jones has over 20 years of investment experience.

Gina Szymanski, CFA — Gina Szymanski has co-managed the AEW Real Estate Fund since 2017. Ms. Szymanski, Director and Co-Portfolio Manager, joined the firm in 2017. Prior to that, Ms. Szymanski worked at Putnam Investments where she managed the REIT sleeve of Putnam’s Research Fund and was a member of the Global Equity Research team. Ms. Szymanski holds an Honors Bachelor of Mathematics in Economics and Business Administration from the University of Waterloo and a Master of Science in Finance from Carnegie Mellon University. She holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.

Harris Associates

William C. Nygren, CFA — William C. Nygren has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Nygren, Vice President, Chief Investment Officer, U.S. Equity and portfolio manager of Harris Associates, joined the firm in 1983. Mr. Nygren received a B.S. from the University of Minnesota and an M.S. from the University of Wisconsin-Madison. Mr. Nygren holds the designation of Chartered Financial Analyst and has over 35 years of investment experience.

Kevin G. Grant, CFA — Kevin G. Grant has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Grant, co-Chairman, portfolio manager and analyst of Harris Associates, joined the firm in 1988. Mr. Grant received a B.S. from the University of Wisconsin-Madison and an M.B.A. from the Loyola University-Chicago. Mr. Grant holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

David G. Herro, CFA — David G. Herro has co-managed the Natixis Oakmark International Fund since 2010. Mr. Herro, Deputy Chairman, Chief Investment Officer of International Equities and portfolio manager of Harris Associates, joined the firm in 1992 as a portfolio manager and analyst. Mr. Herro holds an M.A. in Economics from the University of Wisconsin-Milwaukee and a B.S. in Business and Economics from the University of Wisconsin-Platteville.  Mr. Herro holds the designation of Chartered Financial Analyst and has over 32 years of investment experience.

M. Colin Hudson, CFA — M. Colin Hudson has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Hudson, Vice President, portfolio manager and analyst of Harris Associates, joined the firm in 2005. Mr. Hudson received a B.A. from DePauw University, and an M.S. and an M.B.A. from Indiana University. Mr. Hudson holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

Michael L. Manelli, CFA — Michael L. Manelli has co-managed the Natixis Oakmark International Fund since 2016. Mr. Manelli, Vice President, portfolio manager, and analyst of Harris Associates, joined the firm in 2005 as an international analyst. Mr. Manelli holds a B.B.A. from the University of Iowa. Mr. Manelli holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Management Team

Michael J. Mangan, CFA – Michael J. Mangan co-managed the Natixis Oakmark Fund from 2002 until February 2014 and since August 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund from 2005 until February 2014 and since August 2014. Mr. Mangan, a portfolio manager of Harris Associates joined the firm in 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 28 years of investment experience.

Loomis Sayles

Thomas Fahey — Thomas Fahey has served as a co-portfolio manager of the Loomis Sayles Multi-Asset Income Fund since 2015. Mr. Fahey, Vice President of Loomis Sayles, has over 22 years of investment industry experience and joined Loomis Sayles in 2010. Previously, Mr. Fahey was a senior portfolio manager and global bond strategist at Standish Mellon Asset Management. Mr. Fahey earned a B.A. from St. Francis Xavier University in Nova Scotia and an M.A. from Concordia University in Quebec.

Aziz V. Hamzaogullari, CFA — Aziz V. Hamzaogullari has managed a segment of the Natixis U.S. Equity Opportunities Fund since 2011 and the All Cap Growth segment of the Fund since 2014. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments, where he was a senior portfolio manager and founder of Evergreen’s Berkeley Street Growth Equity team. Mr. Hamzaogullari received a B.S. in management from Bilkent University in Turkey and an M.B.A. from George Washington University. He holds the designation of Chartered Financial Analyst and has over 24 years of investment industry experience.

Kevin P. Kearns — Kevin P. Kearns has served as co-portfolio manager of the Loomis Sayles Multi-Asset Income Fund since 2012. Mr. Kearns, Vice President of Loomis Sayles, began his investment career in 1986 and joined Loomis Sayles in 2007. Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management. Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College. Mr. Kearns has over 31 years of investment experience.

Maura T. Murphy, CFA — Maura T. Murphy has served as co-portfolio manager of the Loomis Sayles Multi-Asset Income Fund since 2012. Ms. Murphy, Vice President of Loomis Sayles, began her investment career in 2003 upon joining Loomis Sayles as a quantitative analyst. Ms. Murphy received her B.A. from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College. She holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.

Ostrum US

Marc Briand — Marc Briand has served as portfolio manager of the Mirova Global Green Bond Fund since its inception in 2017. Mr. Briand is a portfolio manager with Mirova, which he joined in 2013. Prior to joining Mirova, he was responsible for aggregate strategy management at Ostrum Asset Management (“Ostrum AM”) from 2007 to 2013. Mr. Briand is a graduate of the French business school Institut Supérieur de Gestion in Paris and has over 29 years of investment experience.

Jens Peers, CFA® — Jens Peers has served as co-portfolio manager of the Mirova Global Sustainable Equity Fund since its inception in 2016. Mr. Peers is Chief Investment Officer of the Mirova Division of Ostrum US and Global Chief Investment Officer with Mirova, which he joined in 2013. Prior to joining Mirova, he was Head of Portfolio Management – Environmental Strategies for Kleinwort Benson Investors in Dublin, Ireland from 2003 to 2013. Mr. Peers holds a master’s degree in applied economics from the University of Antwerp, Belgium. He holds the designation of Chartered Financial Analyst®, is a CEFA (Certified European Financial Analyst of the BVFA-ABAF - Belgian Association of Financial Analysts) and has over 19 years of investment experience.

Suzanne Senellart — Suzanne Senellart has served as co-portfolio manager of the Mirova Global Sustainable Equity Fund since its inception in 2016. Ms. Senellart is a Senior Portfolio Manager with Mirova, which she joined in 2012. Prior to joining Mirova, Ms. Senellart was Senior Portfolio Manager on Socially Responsible Investment thematic strategies at Ostrum AM from 2007 to 2012. Ms. Senellart is a graduate of Institut Supèrieur de Gestion in Paris, France, is a member of SFAF (The French Society of Financial Analysts) and has over 27 years of investment experience.

Hua Cheng, CFA® , PhD — Hua Cheng has served as co-portfolio manager of the Mirova Global Sustainable Equity Fund since its inception in 2016. Dr. Cheng is a Portfolio Manager with Mirova, which he joined in March 2014. Prior to joining Mirova, Dr. Cheng was portfolio manager at Vega Investment Managers from 2007 to 2014. Dr. Cheng holds a Ph.D. degree in Financial Economics from the University Paris Dauphine (France). He holds the designation of Chartered Financial Analyst® and has over 12 years of investment experience.

Christopher Wigley — Chris Wigley has served as lead portfolio manager of the Mirova Global Green Bond Fund since its inception in 2017. Mr. Wigley is a portfolio manager with Mirova, located in Paris, France, which he joined in 2014. Prior to joining Mirova, he was a Senior Fund Manager at Epworth Investment Management from 2004 to 2014. Mr. Wigley is a graduate of the University of Essex in England, is a Chartered Wealth Manager and has over 29 years of investment experience.

Each portfolio manager, except Mr. Peers, is an employee of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Vaughan Nelson

Dennis G. Alff, CFA — Dennis G. Alff has co-managed the Vaughan Nelson Value Opportunity Fund and the Vaughan Nelson Small Cap Value Fund since 2008 and 2013, respectively. Mr. Alff, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A. from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 21 years of investment management and research experience.

Management Team

Chad D. Fargason – Chad D. Fargason has co-managed the Vaughan Nelson Small Cap Value Fund and the Vaughan Nelson Value Opportunity Fund since 2013. Dr. Fargason, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2013. Prior to joining the firm Dr. Fargason was a Director at KKR & Co. Dr. Fargason received a Ph.D. from Duke University, M.A. from Duke University and a B.A. from Rice University. Dr. Fargason has over 18 years investment management and research experience.

Chris D. Wallis, CFA — Chris D. Wallis has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since 2004 and 2008, respectively. Mr. Wallis, Chief Executive Officer and a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 26 years of investment/financial analysis and accounting experience.

Scott J. Weber, CFA — Scott J. Weber has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since 2004 and 2008, respectively. Mr. Weber, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He holds the designation of Chartered Financial Analyst and has over 22 years of investment management and financial analysis experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Advisers, the Distributor and the Funds’ custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of the Funds.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. None of this Prospectus, the SAI or any contract that is an exhibit to the Funds’ registration statement, is intended to, nor does it, give rise to an agreement or contract between the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by applicable federal or state securities laws that may not be waived.

Fund Services

Fund Services

Investing in the Funds

Choosing a Share Class

Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. The Vaughan Nelson Small Cap Value Fund is currently closed to new investors; however, in its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from the fund or product into the Fund. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares through a financial intermediary. Your financial representative can help you decide which class of shares is most appropriate for you.The Funds may engage financial intermediaries to receive, purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds’ transfer agent. The Funds, the Funds’ transfer agent and the Distributor do not provide investment advice.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

•	You pay higher expenses than Class N and Class Y shares.

•	You do not pay a sales charge if your total investment reaches $1 million or more, but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A, Class N, Class T and Class Y shares.

•	You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

•	Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within 18 months of purchase.

•	Effective June 1, 2018, except as noted below, Class C shares will automatically convert to Class A shares after 10 years. Please see the section “Exchanging or Converting Shares” for details regarding a conversion of shares. Generally, to be eligible to have your Class C shares automatically converted to Class A shares, the Fund or the financial intermediary through which you purchased your shares will need to have records verifying that your Class C shares have been held for 10 years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. Group retirement plans of certain financial intermediaries who hold Class C shares with the Fund in an omnibus account do not track participant level aging of shares and therefore these shares will not be eligible for an automatic conversion. Please consult your financial representative for more information.

Class N Shares

•	You have a minimum initial investment of $1,000,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”

•	You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.

•	You do not pay a sales charge on redemptions.

•	You pay lower annual expenses than Class A, Class C, Class T and Class Y shares, giving you the potential for higher returns per share.

Class T Shares

•	Class T shares of the Funds are not currently available for purchase.

•	The shares are available to a limited type of investor. See the section “Purchase and Sale of Fund Shares.”

•	You pay a sales charge when you buy Class T shares. This charge is reduced for purchases of $250,000 or more. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

•	You pay higher expenses than Class N and Class Y shares.

Class Y Shares

•	You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section “Purchase and Sale of Fund Shares.”

•	You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

•	You do not pay a sales charge on redemptions.

Fund Services

•	You pay lower annual expenses than Class A, Class C and Class T shares, giving you the potential for higher returns per share.

•	You pay higher annual expenses than Class N shares.

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in each Fund Summary.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value (“NAV”) plus a sales charge (sometimes called a “front-end sales charge”), which varies depending upon the size of your purchase:

Class A Sales Charges*
	All Funds Except Loomis Sayles Multi-Asset Income Fund and Mirova Global Green Bond Fund			Loomis Sayles Multi-Asset Income Fund and Mirova Global Green Bond Fund
Your Investment	As a % of offering price	As a % of your investment	Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%	Less than $100,000	4.25%	4.44%
$50,000-$99,999	4.50%	4.71%	$100,000-$249,999	3.50%	3.63%
$100,000-$249,999	3.50%	3.63%	$250,000-$499,999	2.50%	2.56%
$250,000-$499,999	2.50%	2.56%	$500,000-$999,999	2.00%	2.04%
$500,000-$999,999	2.00%	2.04%	$1,000,000 or more**	0.00%	0.00%
$1,000,000 or more**	0.00%	0.00%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. At the time of purchase you must inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Funds. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts that hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds’ website at im.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•	Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more (or $100,000 or more for Loomis Sayles Multi-Asset Income Fund or Mirova Global Green Bond Fund) within 13 months.

•	Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares (excluding Class T shares) of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual retirement accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.
  Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.
 In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only) using the Natixis Funds prototype document. SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

Fund Services

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	All employees of financial intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

•	Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Certain Retirement Plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees; and

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the appropriate Fund of your eligibility at the time of purchase. Due to operational limitations at your financial intermediary, a sales charge or a CDSC may be assessed; please consult your financial representative.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A to this Prospectus for information regarding eligibility for load waivers and discounts available through specific financial intermediaries, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by returning your original redemption check or sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans (to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions at age 70 1/2 (an individual participant’s voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Due to operational limitations at your financial intermediary, a CDSC may be assessed, notwithstanding the exemptions above; please consult your financial representative. Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund.

Class C Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Fund Services

Eliminating the CDSC

The availability of certain CDSC waivers will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A to this Prospectus for information regarding eligibility for CDSC discounts available through specific financial intermediaries, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from Certain Retirement Plans (to pay plan participants or beneficiaries due to death, disability, separation from service, normal or early retirement, loans from the plan, hardship withdrawals, return of excess contributions, or required minimum distributions at age 70 1/2 (an individual participant’s voluntary distribution or a total plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Due to operational limitations at your financial intermediary, a CDSC may be assessed, notwithstanding the exemptions above; please consult your financial representative. Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	Is calculated based on the number of shares you are selling;

•	Calculation is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower in order to minimize your CDSC;

•	Is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	Applies to redemptions made within the time frame shown above for each class.

A CDSC will not be charged on:

•	Increases in NAV above the purchase price;

•	Shares you acquired by reinvesting your dividends or capital gains distributions; or

•	Exchanges. However, the original purchase date of the shares from which the exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

To minimize the amount of the CDSC you may pay when you redeem shares, the relevant Fund will first redeem shares acquired through reinvested dividends and capital gain distributions. Shares will be sold in the order in which they were purchased (earliest to latest).

Class N and Class Y Shares

The offering price of Class N and Class Y shares is their NAV without a front-end load sales charge.  No CDSC applies when you redeem your shares.  You must meet eligibility criteria in order to invest in Class N or Class Y shares.

Class T Shares

The offering price of Class T shares is their NAV plus a front-end sales charge, which varies depending upon the size of your purchase.

Class T Sales Charges*,**
Your Investment	As a % of offering price	As a % of your investment
Less than $250,000	2.50%	2.56%
$250,000 – $499,999	2.00%	2.04%
$500,000 – $999,999	1.50%	1.52%
$1,000,000 or more	1.00%	1.01%
*	Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

Compensation to Securities Dealers

As part of their business strategies, each Fund pays securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section

Fund Services

“How Sales Charges Are Calculated” and dealer commissions are disclosed in the SAI. Class A, Class C and Class T shares pay an annual service fee each of 0.25% of their respective average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The SAI includes additional information about the payment of some or all of such fees to dealers. Because these distribution fees and service (12b-1) fees are paid out of each Fund’s assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A or Class T shares. Similarly, over time the fees for Class A, Class C and Class T shares will increase the cost of your investment and will cost you more than an investment in Class N or Class Y shares.

In addition, each Fund may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by each Fund (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by each Fund where the intermediary, not each Fund’s service provider, provides services to Fund shareholders.

The Distributor, a Fund’s Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by each Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to the services it provides, what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

How to Purchase Shares

Each Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. The Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number. U.S. citizens living abroad are not allowed to purchase shares in the Funds.  Class N and Class T shares are not eligible to be exchanged or purchased through the website or through the Natixis Funds Automated Voice Response System.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the New York Stock Exchange (“NYSE”) for your shares to be bought or sold at the Fund’s NAV on that day.

All purchases made by check should be in U.S. dollars and made payable to Natixis Funds. Third party checks, starter checks and credit card convenience checks will not be accepted, except that third party checks under $10,000 may be accepted. You may return an uncashed redemption check from your account to be repurchased back into your account. Upon redemption of an investment by check or by periodic account investment, redemption proceeds may be withheld until the check has cleared or the shares have been in your account for 10 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

The Vaughan Nelson Small Cap Value Fund was closed to new investors effective July 31, 2009. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants (including new participants in such plans). The Fund may not be added to any employee benefit platforms. Qualified plans that held shares in the Fund prior to October 16, 2009 may continue to invest in the Fund. In its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund. Independent investment advisers, as well as registered representatives using broker-dealers for existing accounts in the Vaughan Nelson Small Cap Value Fund, are allowed to add assets for their existing client accounts only. Clients of independent investment advisers and registered representatives who did not have an existing account in the Vaughan Nelson Small Cap Value Fund prior to July 31, 2009 are not permitted to open new accounts. The ability of the transfer agent to monitor new accounts in the Vaughan Nelson Small Cap Value Fund that are opened through omnibus or other nominee accounts is limited. In general, the Vaughan Nelson Small Cap Value Fund

Fund Services

looks to the financial intermediaries to prevent new accounts from being opened within omnibus accounts. There are no assurances that the financial intermediaries will properly monitor all new accounts.

The Funds are not available to new SIMPLE IRA plans using the Natixis Funds’ Prototype document.

You can buy shares of each Fund in several ways:

The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds’ transfer agent. The Funds, the Funds’ transfer agent and the Distributor do not provide investment advice.

Through a financial adviser (certain restrictions may apply). Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds. Your financial adviser may charge you for these services. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Through a broker-dealer (certain restrictions may apply). You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Directly from the Fund. Natixis Funds’ transfer agent must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.im.natixis.com or by calling Natixis Funds at 800-225-5478, along with a check payable to Natixis Funds for the amount of your purchase to:

Regular Mail
  Natixis Funds
 P.O. Box 219579
  Kansas City, MO 64121-9579

Overnight Mail
  Natixis Funds
 330 West 9th Street
 Kansas City, MO 64105-1514

Third party checks, “starter” checks and credit card convenience checks will not be accepted, except that third party checks under $10,000 may be accepted. After your account has been established, you may send subsequent investments directly to Natixis Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments. Call Natixis Funds at 800-225-5478 to obtain wire transfer instructions. At the time of the wire transfer, you will need to include the Fund name, your class of shares, your account number and the registered account owner name(s). Your bank may charge you for such a transfer.

By telephone. You can make subsequent investments by calling Natixis Funds at 800-225-5478.

By exchange. You may purchase shares of a Fund by exchange of shares of the same class of another Fund by sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

Through Automated Clearing House (“ACH”). Before you can purchase shares of Natixis Funds through ACH, you must provide specific instructions to Natixis Funds in writing (see STAMP2000 Medallion Signature Guarantee below). You may purchase shares of a Fund through ACH by either calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

By internet. If you have established a Personal Identification Number (“PIN”) and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.im.natixis.com. If you have not established a PIN, but you have established the electronic transfer privilege, go to www.im.natixis.com, click on “Account Access,” and follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining a Service Options Form through your financial adviser, by calling Natixis Funds at 800-225-5478 or by visiting www.im.natixis.com. A medallion signature guarantee may be required to add this option.

Minimum Investment Requirements for each fund and share class are described in the section “Purchase and Sale of Fund Shares.”

Minimum Balance Policy

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $500. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Fund Services

Certain accounts, such as accounts using the Natixis Funds’ prototype document (including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts), accounts associated with wrap fee programs or certain retirement accounts, and accounts that fall below the minimum as a result of an automatic conversion of Class C to Class A shares, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type or share class.

Due to operational limitations, the Funds’ ability to apply the Minimum Balance Policy to shareholder accounts held through an intermediary in an omnibus fashion may be limited. The Funds may work with these intermediaries to enforce the Minimum Balance Policy on these accounts as can best be applied per the timing and constraints of the intermediaries’ account recordkeeping systems. Where individual sub accounts held by an intermediary in an omnibus fashion do not contribute to fund servicing costs, these accounts may be exempted from liquidation.

Certain Retirement Plans

Natixis Funds defines “Certain Retirement Plans” as it relates to load waivers, share class eligibility, and account minimums as follows:

Certain Retirement Plans includes 401(k) plans, 457 plans, 401(a) plans (including profit-sharing and money purchase pension plans), 403(b) and 403(b)(7) plans, defined benefit plans, non-qualified deferred compensation plans, Taft Hartley multi-employer plans and retiree health benefit plans. The accounts must be plan level omnibus accounts to qualify.

Certain Retirement Plans does not include individual retirement plan accounts such as IRAs, SIMPLE, SEP, SARSEP, Roth IRA, etc. Any retirement plan accounts registered in the name of a participant would not qualify.

How To Redeem Shares

You can redeem shares of each Fund directly from the Fund on any day on which the NYSE is open for business. The information below details the various ways you can redeem shares of a Fund. Except as noted below and in the “Selling Restrictions” section of this Prospectus, each Fund typically expects to pay out redemption proceeds on the next business day after a redemption request is received in good order. The information below also notes certain fees that may be charged by a Fund, its agents, your bank or your financial representative in connection to your redemption request. The Funds do not currently impose any redemption charge other than the contingent deferred sales charge (CDSC) imposed by the Funds’ distributor, as described in the “How Sales Charges Are Calculated” section of this Prospectus. The Funds’ Board of Trustees reserves the right to impose additional charges at any time.

Each Fund may fund a redemption request from various sources, including sales of portfolio securities, holdings of cash or cash equivalents, and borrowings from banks (including overdrafts from the Fund’s custodian bank and/or under the Fund’s line of credit, which is shared across certain other Natixis Funds and Loomis Sayles Funds). Each Fund typically will redeem shares for cash; however, as described in more detail below, each Fund reserves the right to pay the redemption price wholly or partly in-kind (i.e., in portfolio securities rather than cash), if the Fund’s Adviser or Sub-adviser(s) determines it to be advisable and in the best interest of shareholders.

Because large redemptions are likely to require liquidation by a Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days as permitted by the SEC.

Redemptions totaling more than $100,000 from a single fund/account cannot be processed on the same day unless the proceeds of the redemption are sent via pre-established banking information on the account. Please see the section “STAMP2000 Medallion Signature Guarantee” for details.

Generally, for expedited payment of redemption proceeds a transaction fee of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery will be charged. These fees are subject to change.

Redemptions through your financial adviser. Your financial adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your financial adviser will be responsible for furnishing all necessary documents to Natixis Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 888 Boylston Street, Suite 800, Boston, MA 02199-8197. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV. Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly to the Funds. Natixis Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you via first class mail on the first business day after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail
  Natixis Funds

Fund Services

P.O. Box 219579
 Kansas City, MO 64121-9579

Overnight Mail
  Natixis Funds
 330 West 9th Street
 Kansas City, MO 64105-1514

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of the same class of another sending a signed letter of instruction to Natixis Funds, by calling Natixis Funds at 800-225-5478 or by accessing your account online at www.im.natixis.com.

By internet. If you have established a Personal Identification Number (“PIN”) and you have established the electronic transfer privilege, you can redeem shares through your online account at www.im.natixis.com. If you have not established a PIN but you have established the electronic transfer privilege, go to www.im.natixis.com, click on “Account Access,” and follow the instructions.

By telephone. You may redeem shares by calling Natixis Funds at 800-225-5478. Proceeds from telephone redemption requests (less any applicable fees) can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the address of record. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

The telephone redemption privilege may be modified or terminated by the Funds without notice.

You may redeem by telephone to have a check sent to the address of record for the maximum amount of $100,000 per day from a single fund/account. For your protection, telephone or internet redemption requests will not be permitted if Natixis Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Natixis Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $10,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-225-5478 for more information or to set up a systematic withdrawal plan or visit www.im.natixis.com to obtain a Service Options Form.

In-Kind. Shares normally will be redeemed for cash upon receipt of a redemption request in good order, although each Fund reserves the right to pay the redemption price wholly or partly in-kind if the Fund’s Adviser or Sub-adviser(s) determines it to be advisable and in the best interest of shareholders. For example, a Fund may pay a redemption in-kind under stressed market conditions or if the redemption amount is large.

You may also request an in-kind redemption of your shares by calling Natixis Funds at 800-225-5478. In-kind redemptions typically take several weeks to effectuate following a redemption request given the operational steps necessary to coordinate with the redeeming shareholder’s custodian. Typically, the redemption date is mutually-agreed upon by the Fund and the redeeming shareholder. A Fund is not required to pay a redemption in-kind even if requested and may in its discretion pay the redemption proceeds in cash.

Redemptions in-kind will generally, but not necessarily, result in a pro rata distribution of each security held in a Fund’s portfolio. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

By wire. Before Natixis Funds can wire redemption proceeds (less any applicable fees) to your bank account, you must provide specific wire instructions to Natixis Funds in writing (see “STAMP2000 Medallion Signature Guarantee” below). A wire fee will be deducted from the proceeds of each wire.

By ACH. Before Natixis Funds can send redemptions through ACH, you must provide specific wiring instructions to Natixis Funds in writing (see “STAMP2000 Medallion Signature Guarantee” below). For ACH redemptions, proceeds will generally arrive at your bank within three business days.

STAMP2000 Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer or other financial institution that can issue a STAMP2000 Medallion Signature Guarantee for the following types of redemptions:

•	If you are selling more than $100,000 per day from a single fund/account and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to new custodian).

•	If you are requesting that the proceeds check (of any amount) be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or ACH to a bank not already active on the fund account.

The Funds will only accept STAMP2000 Medallion Signature Guarantees bearing the STAMP2000 Medallion imprint. The surety amount of the STAMP2000 medallion imprint must meet or exceed the amount on the request. Please note that a notary public cannot provide a STAMP2000 Medallion Signature Guarantee. This signature guarantee requirement may be waived by Natixis Funds in certain cases.

Fund Services

Exchanging or Converting Shares

In general, you may exchange shares of each Fund (excluding Class T shares) for shares of the same class of another Natixis Fund that offers such class of shares, without paying a sales charge or a CDSC, if applicable (see the sections “How to Purchase Shares” and “How to Redeem Shares”) subject to restrictions noted below. Class T shares of the Funds do not have exchange privileges. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $50 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares. Class N shares are not eligible to be exchanged through the website or through the Natixis Funds Automated Voice Response System.

In certain circumstances, you may convert shares of your Fund from your current share class into another share class in the same Fund. A conversion is subject to the eligibility requirements of the share class of your Fund that you are converting into including investment minimum requirements. The conversion from one class of shares to another will be based on the respective NAVs of the separate share classes on the trade date for the conversion. Effective June 1, 2018, except as noted below, Class C shares will automatically convert to Class A shares after 10 years. Generally, to be eligible to have your Class C shares automatically converted to Class A shares, the Fund or the financial intermediary through which you purchased your shares will need to have records verifying that your Class C shares have been held for 10 years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. Group retirement plans of certain financial intermediaries who hold Class C shares with the Fund in an omnibus account do not track participant level aging of shares and therefore these shares will not be eligible for an automatic conversion. Please consult your financial representative for more information.

Any account with an outstanding CDSC liability will be assessed the CDSC before converting to the new share class. Any conversions into a class of shares with a front end sales charge will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable.

Generally, a conversion between share classes of the same fund is a nontaxable event to the shareholder. All requests for conversions must follow the procedures set forth by the Distributor. The Fund reserves the right to refuse any conversion request. Due to operational limitations at your financial intermediary, your ability to convert share classes of the same fund or have your Class C shares automatically converted to Class A shares may be limited. Please consult your financial representative for more information.

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, the Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. The cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Fund at 800-225-5478, visit im.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of each Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “How to Redeem Shares.”

Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round trip transactions in a shareholder’s account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) of any amount into the same Fund. Two round trip transactions in a single Fund within a rolling 90-day period is considered to be excessive and will constitute a violation of the Fund’s trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and/or his or her financial intermediary, if any, a written warning. After the detection of a second violation (i.e., two more round trip transactions in the Fund within a rolling 90-day period), the Fund or the Distributor will restrict the shareholder from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Fund or the Distributor will permanently restrict the account and any other accounts under the shareholder’s

Fund Services

control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, at its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-term transactions that, while not necessarily in violation of the Fund’s stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of a Fund.  Please see the SAI for additional information regarding redemption payment policies.

Restriction	Situation
Each Fund may suspend the right of redemption:	• When the NYSE is closed (other than a weekend/holiday) as permitted by the SEC. • During an emergency as permitted by the SEC. • During any other period permitted by the SEC.
Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Fund Services

Restriction	Situation

Each Fund may pay the redemption price in whole or in part by a distribution in-kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When or if it is advisable for the Fund to redeem in-kind, as determined in the sole discretion of the Adviser or subadviser, or if requested by the redeeming shareholder and agreed to by the Fund.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after the Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Certificates. Certificates will not be issued or honored for any class of shares.

Self-Servicing Your Account

Shareholders that hold their accounts directly with Funds may use the following self-service options. Shareholders that hold Fund shares through a financial intermediary should consult their financial intermediary regarding any self-service options that they may offer.

(Excludes Class N and Class T shares)

Natixis Funds Website.

You can access our website at www.im.natixis.com to perform transactions (purchases, redemptions or exchanges), review your account information and Fund NAVs, change your address, order duplicate statements or tax forms or obtain a prospectus, an SAI, an application or periodic reports (certain restrictions may apply).

Natixis Funds Automated Voice Response System. You have access to your account 24 hours a day by calling Natixis Funds’ Automated Voice Response System at 800-225-5478, option 1. Using this customer service option, you may review your account balance and Fund NAV, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions (certain restrictions may apply).

Restructuring and Liquidations

Investors should note that each Fund reserves the right to merge or reorganize at any time, or to cease operations or liquidate itself. At any time prior to the liquidation of a Fund, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under “How to Redeem Shares.” The proceeds from any such redemption will be the NAV of the Fund’s shares. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Exchanging or Converting Shares.” For federal income tax purposes, an exchange of a fund’s shares for shares of another Natixis Fund or Loomis Sayles Fund is generally treated as a sale on which a gain or loss may be recognized.

Retirement Accounts. Absent an instruction to the contrary prior to the liquidation date of a Fund, for shares of a Fund held using a Natixis Funds’ prototype document, in individual retirement accounts, in custodial accounts under a SEP, SIMPLE, SARSEP or 403(b) plan, or in certain other retirement accounts, Natixis Distribution, L.P. will exchange any shares remaining in the Fund on the liquidation date for shares of Loomis Sayles Limited Term Government and Agency Fund (or, if that fund is no longer in existence, then in shares of another comparable Natixis Fund or Loomis Sayles Fund) at NAV, unless contrary instructions are timely received prior to the liquidation. Please refer to your plan documents or contact your plan administrator or plan sponsor to determine whether the preceding sentence applies to you.

How Fund Shares Are Priced

NAV is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

Fund Services

•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, DST Asset Manager Solutions, Inc., (rather than when the order arrives at the P.O. box) “in good order” (meaning that the order is complete and contains all necessary information).[1]

•	Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to the NYSE market close (normally 4:00 p.m., Eastern time), the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before a Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.

•	If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “How to Purchase Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

Fund securities and other investments for which market quotations are readily available, as outlined in the Funds’ policies and procedures, are valued at market value. The Fund may use independent pricing services recommended by the Adviser and Subadviser and approved by the Board of Trustees to obtain market quotations. Generally, Fund securities and other investments are valued as follows:

•	Equity securities (including shares of closed-end investment companies and exchange-traded funds (“ETFs”)), exchange traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations based on information from foreign markets may be subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized commodity and equity index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

•	Options — domestic exchange-traded single name equity options contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and asking price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from brokerdealers. Valuations based on information from foreign markets may be subject to the Fund’s fair value policies described below.

•	Futures — most recent settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively. Valuations based on information from foreign markets may be subject to the Funds’ fair value policies described below.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees. A Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded)

Fund Services

as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund. Valuations for securities traded in the OTC market may be based on factors such as market information,transactions for comparable securities, various relationships between securities or bid prices obtained from broker-dealers. Evaluated prices from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services.

Trading in some of the portfolio securities or other investments of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

Dividends and Distributions

The Funds generally distribute all of their net investment income (other than capital gains) as dividends. The following table shows when each Fund expects to distribute dividends.

Dividend Payment Schedule
Annually	Quarterly	Monthly
Mirova Global Sustainable Equity Fund	AEW Real Estate Fund	Loomis Sayles Multi-Asset Income Fund
Natixis Oakmark Fund	Mirova Global Green Bond Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Value Opportunity Fund

In addition, each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually (or, in the case of short-term capital gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders), after applying any capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund’s distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund’s distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce or eliminate, and have in the past reduced, regularly scheduled distributions for the Loomis Sayles Multi-Asset Income Fund.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about the program, see the section “Additional Investor Services;”

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

•	Receive all distributions in cash.

If a dividend or capital gain distribution check remains uncashed for six months and your account is still open, each Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Fund Services

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) necessary to qualify and be eligible for treatment each year as a “regulated investment company” and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders.

Taxation of Distributions from the Funds. For U.S. federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less, and that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less over net long-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year, will be taxable as ordinary income. A Fund’s transactions in derivatives or short sales may cause a larger portion of distributions to be taxable to shareholders as ordinary income than would be the case absent such transactions.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income. Dividends received by a Fund from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be eligible for treatment as qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any Capital Gain Dividends paid by a Fund, and net capital gains recognized on the sale, redemption, exchange or other taxable disposition of shares of a Fund.

Fund distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and generally will result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. If a Fund invests more than 50% of its assets in foreign securities, it generally may elect to permit shareholders to claim a credit or deduction on their income tax returns with respect to foreign taxes paid by the Fund. In addition, a Fund’s investments in foreign securities and foreign currency may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions to shareholders. A Fund’s transactions in derivatives or short sales may cause a larger portion of distributions to be taxable to shareholders as ordinary income than would be the case absent such transactions. A Fund’s investments in certain debt obligations (such as those issued with “OID” or having accrued market discount, as described in the SAI) or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code. In addition, a Fund’s investments in derivatives may affect the amount, timing or character of distributions to shareholders.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The current backup withholding tax rate is 28%.

Prior Related Performance of Similarly Managed Accounts

Please see the SAI for additional information on the U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs and SEPs. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

(Excludes Class T shares)

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “How to Purchase Shares.”

Dividend Diversification Program

(Excludes Class T shares)

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to establishing the dividend diversification program. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

(Excludes Class T shares)

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section “Exchanging or Converting Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

(Excludes Class T shares)

This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “How to Redeem Shares.”

Prior Related Performance of Similarly Managed Accounts

Mirova Global Sustainable Equity Fund

The following table sets forth historical performance information for the institutional accounts and accounts of pooled investment vehicles (the “Composite”) that have substantially similar investment objectives, policies and strategies as the Fund. The Composite consists of two pooled investment vehicles managed by Ostrum US.  Mirova has entered into a personnel-sharing arrangement with Ostrum US with respect to management of the Fund, as further described in the section “Management Team” above.

The Composite data is provided to illustrate the past performance of substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The Composite is separate and distinct from the Fund; the performance of the composite is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of Ostrum US or Mirova.

The Composite’s returns were calculated on a total return basis, and assume the reinvestment of dividends, capital gains and other earnings. All returns are net of trading costs, without provision for U.S. federal or state income taxes. “Net of Fees” figures also reflect the deduction of all fees applicable to the account in the composite including a bundled fee (which includes all effective charges for management fees, custody and other administrative fees) and performance fees. The Composite includes the accounts with assets of at least €8 million managed by Mirova or Ostrum US that has investment objectives, policies and strategies substantially similar to those of the Fund.

Prior Related Performance of Similarly Managed Accounts

Other substantially similar accounts may be included in the future. However, if the net assets of a portfolio drop below €8 million (but stay above €4.5 million) for a period of 6 months and then return to a level of €8 million or higher, the portfolio will not be excluded. The €8 million threshold described above represents Ostrum US’s current assessment of the lowest asset size that would reasonably allow for full implementation of the management process employed by the Fund.

A portfolio is included in the Composite at the beginning of the month following either its creation or the date at which it first meets the inclusion guidelines. Similarly, a portfolio is taken out of the Composite at the end of the month preceding either its liquidation or the date at which it ceases to meet the inclusion criteria. The Composite may include both tax-exempt and taxable accounts.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual account’s returns by asset-weighting the account’s asset value as of the last trading day of the month. Monthly returns are linked together in order to calculate annual returns. Performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The accounts that are included in the Composite may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite would have been less favorable had the underlying account been subject to the same expenses as the Fund and may have been less favorable had it been regulated as an investment company under the federal securities laws. One account in the Composite was denominated in euro. Consequently, the performance of the Composite would have been different had the account been denominated in U.S. dollars. The expenses used in the Composite are lower than those used in the Fund.

The returns set forth below may not be representative of the results that may be achieved by the Fund in the future, in part because the past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. The effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The table below shows the annual total returns for the Composite, and a broad-based securities market index for periods ended December 31, 2017.

Mirova’s Prior Performance of Similar Accounts Relating to the Fund

Average Annual Total Returns (for the periods ended December 31, 2017)	Past 1 Year	Since Inception (10/31/13)
Mirova Global Equity Composite (Net of Fees)	20.98%	47.05%
Mirova Global Equity Composite (Gross of Fees)	22.16%	52.74%
MSCI World Index (Net)	13.59%	40.44%
*	Jens Peers, CFA® and Suzanne Senellart have managed the account in the Composite since its inception. Hua Cheng, CFA®, PhD was added to the management team of the account in the Composite on March 3, 2014.

Financial Performance

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

The Class T shares of each Fund have not commenced operations and had no performance history as of the date of this Prospectus.

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund

	Class A
	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014
Net asset value, beginning of the period	$15.84	$15.93	$18.51	$15.20	$19.20
Income (loss) from Investment Operations:
Net investment income(a)	0.24	0.18	0.22	0.20	0.19
Net realized and unrealized gain (loss)	(0.14)	1.33	(1.33)	4.57	0.06
Total from Investment Operations	0.10	1.51	(1.11)	4.77	0.25
Less Distributions From:
Net investment income	(0.22)	(0.22)	(0.18)	(0.20)	(0.25)
Net realized capital gains	(1.23)	(1.38)	(1.29)	(1.26)	(4.00)
Total Distributions	(1.45)	(1.60)	(1.47)	(1.46)	(4.25)
Net asset value, end of the period	$14.49	$15.84	$15.93	$18.51	$15.20
Total return(b)	0.49% (c)	9.51% (c)	(6.21)% (c)	32.94%	1.96%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$41,189	$58,312	$56,344	$77,842	$68,470
Net expenses	1.29% (d)(e)	1.35% (d)	1.36% (d)(f)	1.40% (g)	1.36%
Gross expenses	1.43%	1.38%	1.38%	1.40%	1.36%
Net investment income	1.49%	1.06%	1.31%	1.23%	1.00%
Portfolio turnover rate	11%	13%	17%	18%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(f)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund

	Class C
	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014
Net asset value, beginning of the period	$15.87	$15.95	$18.55	$15.23	$19.23
Income (loss) from Investment Operations:
Net investment income(a)	0.11	0.06	0.09	0.08	0.05
Net realized and unrealized gain (loss)	(0.12)	1.33	(1.33)	4.58	0.05
Total from Investment Operations	(0.01)	1.39	(1.24)	4.66	0.10
Less Distributions From:
Net investment income	(0.09)	(0.09)	(0.07)	(0.08)	(0.10)
Net realized capital gains	(1.23)	(1.38)	(1.29)	(1.26)	(4.00)
Total Distributions	(1.32)	(1.47)	(1.36)	(1.34)	(4.10)
Net asset value, end of the period	$14.54	$15.87	$15.95	$18.55	$15.23
Total return(b)	(0.21)% (c)	8.67% (c)	(6.87)% (c)	31.95%	1.14%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$4,472	$7,307	$7,869	$10,432	$8,982
Net expenses	2.05% (d)(e)	2.10% (d)	2.11% (d)(f)	2.15% (g)	2.11%
Gross expenses	2.18%	2.13%	2.13%	2.15%	2.11%
Net investment income	0.71%	0.34%	0.55%	0.48%	0.27%
Portfolio turnover rate	11%	13%	17%	18%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(f)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(g)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund

	Class N
	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2016	Year Ended January 31, 2015	Period Ended January 31, 2014*
Net asset value, beginning of the period	$14.87	$15.05	$17.57	$14.48	$19.88
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.26	0.22	(0.17) (b)	0.25	0.15
Net realized and unrealized gain (loss)	(0.11)	1.27	(0.81)	4.35	(1.64)
Total from Investment Operations	0.15	1.49	(0.98)	4.60	(1.49)
Less Distributions From:
Net investment income	(0.27)	(0.29)	(0.25)	(0.25)	(0.22)
Net realized capital gains	(1.23)	(1.38)	(1.29)	(1.26)	(3.69)
Total Distributions	(1.50)	(1.67)	(1.54)	(1.51)	(3.91)
Net asset value, end of the period	$13.52	$14.87	$15.05	$17.57	$14.48
Total return	0.88% (c)	9.91%	(5.79)% (c)	33.48% (c)	(6.75)% (c)(d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$6,865	$6,108	$4,513	$1	$1
Net expenses	0.97% (e)(f)	0.97%	0.94% (f)(g)	0.99% (f)(h)	1.20% (f)(i)
Gross expenses	1.01%	0.97%	1.01%	9.79%	3.14% (i)
Net investment income (loss)	1.79%	1.38%	(1.14)%(b)	1.60%	1.14%(i)
Portfolio turnover rate	11%	13%	17%	18%	17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(i)	Computed on an annualized basis for periods less than one year.

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund

	Class Y
	Year Ended January 31, 2018	Year Ended January 31, 2017	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014
Net asset value, beginning of the period	$14.84	$15.01	$17.54	$14.48	$18.50
Income (loss) from Investment Operations:
Net investment income(a)	0.25	0.21	0.25	0.23	0.23
Net realized and unrealized gain (loss)	(0.12)	1.27	(1.27)	4.33	0.05
Total from Investment Operations	0.13	1.48	(1.02)	4.56	0.28
Less Distributions From:
Net investment income	(0.26)	(0.27)	(0.22)	(0.24)	(0.30)
Net realized capital gains	(1.23)	(1.38)	(1.29)	(1.26)	(4.00)
Total Distributions	(1.49)	(1.65)	(1.51)	(1.50)	(4.30)
Net asset value, end of the period	$13.48	$14.84	$15.01	$17.54	$14.48
Total return	0.73% (b)	9.78% (b)	(5.95)% (b)	33.21%	2.22%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$88,954	$126,203	$140,022	$176,555	$130,415
Net expenses	1.04% (c)(d)	1.10% (c)	1.11% (c)(e)	1.15% (f)	1.10%
Gross expenses	1.18%	1.13%	1.13%	1.15%	1.10%
Net investment income	1.71%	1.30%	1.55%	1.49%	1.24%
Portfolio turnover rate	11%	13%	17%	18%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(e)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Multi-Asset Income Fund

	Class A
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.24	$12.85	$13.45	$12.21	$11.83
Income (loss) from Investment Operations:
Net investment income(a)	0.47	0.49	0.32	0.32	0.29
Net realized and unrealized gain (loss)	1.15	0.80	(0.58)	1.26	0.40
Total from Investment Operations	1.62	1.29	(0.26)	1.58	0.69
Less Distributions From:
Net investment income	(0.45)	(0.40)	(0.34)	(0.34)	(0.31)
Net realized capital gains	(0.54)	(0.50)	-	-	-
Total Distributions	(0.99)	(0.90)	(0.34)	(0.34)	(0.31)
Net asset value, end of the period	$13.87	$13.24	$12.85	$13.45	$12.21
Total return(b)	12.41% (c)	10.14% (c)	(1.96)% (c)	13.08%	5.84%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$54,754	$57,320	$63,254	$110,874	$79,039
Net expenses	0.95% (d)	0.95% (d)	1.04% (d)(e)	1.06%	1.09%
Gross expenses	1.13%	1.09%	1.11%	1.06%	1.09%
Net investment income	3.37%	3.70%	2.40%	2.46%	2.34%
Portfolio turnover rate	221%	341%(f)	93%(g)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Multi-Asset Income Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.18	$12.80	$13.41	$12.17	$11.80
Income (loss) from Investment Operations:
Net investment income(a)	0.36	0.39	0.24	0.22	0.19
Net realized and unrealized gain (loss)	1.16	0.79	(0.60)	1.27	0.39
Total from Investment Operations	1.52	1.18	(0.36)	1.49	0.58
Less Distributions From:
Net investment income	(0.34)	(0.30)	(0.25)	(0.25)	(0.21)
Net realized capital gains	(0.54)	(0.50)	-	-	-
Total Distributions	(0.88)	(0.80)	(0.25)	(0.25)	(0.21)
Net asset value, end of the period	$13.82	$13.18	$12.80	$13.41	$12.17
Total return(b)	11.70% (c)	9.27% (c)	(2.73)% (c)	12.28%	4.98%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$36,814	$46,351	$47,791	$53,074	$48,512
Net expenses	1.70% (d)	1.70% (d)	1.80% (d)(e)	1.81%	1.84%
Gross expenses	1.88%	1.84%	1.87%	1.81%	1.84%
Net investment income	2.65%	2.96%	1.78%	1.70%	1.59%
Portfolio turnover rate	221%	341%(f)	93%(g)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Multi-Asset Income Fund

	Class N
	Year Ended December 31, 2017	Year Ended December 31, 2016	Period Ended December 31, 2015 *
Net asset value, beginning of the period	$13.16	$12.77	$12.70
Income (loss) from Investment Operations:
Net investment income(a)	0.51	0.53	0.14
Net realized and unrealized gain (loss)	1.15	0.80	0.10
Total from Investment Operations	1.66	1.33	0.24
Less Distributions From:
Net investment income	(0.49)	(0.44)	(0.17)
Net realized capital gains	(0.54)	(0.50)	-
Total Distributions	(1.03)	(0.94)	(0.17)
Net asset value, end of the period	$13.79	$13.16	$12.77
Total return(b)	12.83%	10.53%	1.91% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$35	$1	$1
Net expenses(d)	0.65%	0.65%	0.65% (e)
Gross expenses	1.35%	13.53%	13.66% (e)
Net investment income	3.71%	4.02%	3.22%(e)
Portfolio turnover rate	221%	341%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015 for Class N shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

Financial Performance

For a share outstanding throughout each period.

Loomis Sayles Multi-Asset Income Fund

	Class Y
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.17	$12.79	$13.39	$12.19	$11.83
Income (loss) from Investment Operations:
Net investment income(a)	0.49	0.53	0.36	0.38	0.33
Net realized and unrealized gain (loss)	1.16	0.78	(0.59)	1.19	0.37
Total from Investment Operations	1.65	1.31	(0.23)	1.57	0.70
Less Distributions From:
Net investment income	(0.48)	(0.43)	(0.37)	(0.37)	(0.34)
Net realized capital gains	(0.54)	(0.50)	-	-	-
Total Distributions	(1.02)	(0.93)	(0.37)	(0.37)	(0.34)
Net asset value, end of the period	$13.80	$13.17	$12.79	$13.39	$12.19
Total return	12.77% (b)	10.38% (b)	(1.72)% (b)	13.05%	5.93%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$52,938	$20,101	$11,272	$14,428	$628
Net expenses	0.70% (c)	0.70% (c)	0.80% (c)(d)	0.82%	0.83%
Gross expenses	0.88%	0.84%	0.86%	0.82%	0.83%
Net investment income	3.53%	4.00%	2.73%	2.92%	2.71%
Portfolio turnover rate	221%	341%(e)	93%(f)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(e)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(f)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Green Bond Fund

Class A
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.04
Net realized and unrealized gain (loss)	0.11
Total from Investment Operations	0.15
Less Distributions From:
Net investment income	(0.19)
Net asset value, end of the period	$9.96
Total return(b)(c)(d)	1.46%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$139
Net expenses(e)(f)	0.96% (g)
Gross expenses(f)	5.23% (g)
Net investment income(f)	0.49%
Portfolio turnover rate	46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Green Bond Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.06
Net realized and unrealized gain (loss)	0.12
Total from Investment Operations	0.18
Less Distributions From:
Net investment income	(0.20)
Net asset value, end of the period	$9.98
Total return(b)(c)	1.77%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$25,805
Net expenses(d)(e)	0.67% (f)
Gross expenses(e)	1.11% (f)
Net investment income(e)	0.75%
Portfolio turnover rate	46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Green Bond Fund

Class Y
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.06
Net realized and unrealized gain (loss)	0.11
Total from Investment Operations	0.17
Less Distributions From:
Net investment income	(0.20)
Net asset value, end of the period	$9.97
Total return(b)(c)	1.66%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$43
Net expenses(d)(e)	0.71% (f)
Gross expenses(e)	3.62% (f)
Net investment income(e)	0.71%
Portfolio turnover rate	46%

*	From commencement of operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Sustainable Equity Fund

	Class A
	Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$9.90	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.04)	0.02
Net realized and unrealized gain (loss)	3.06	(0.11)
Total from Investment Operations	3.02	(0.09)
Less Distributions From:
Net investment income	(0.03)	(0.00) (b)
Net realized capital gains	(0.12)	(0.01)
Total Distributions	(0.15)	(0.01)
Net asset value, end of the period	$12.77	$9.90
Total return(c)(d)	30.44%	(0.85)% (e)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,260	$71
Net expenses(f)	1.29%	1.30% (g)
Gross expenses	1.43%	1.72% (g)
Net investment income (loss)	(0.36)%	0.23%(g)
Portfolio turnover rate	20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Sustainable Equity Fund

	Class C
	Year Ended December 31, 2017	Period Ended December 31, 2016 *
Net asset value, beginning of the period	$9.85	$10.00
Income (loss) from Investment Operations:
Net investment loss(a)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	3.02	(0.08)
Total from Investment Operations	2.90	(0.14)
Less Distributions From:
Net realized capital gains	(0.12)	(0.01)
Net asset value, end of the period	$12.63	$9.85
Total return(b)(c)	29.40%	(1.39)% (d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1,164	$52
Net expenses(e)	2.04%	2.05% (f)
Gross expenses	2.18%	2.20% (f)
Net investment loss	(1.02)%	(0.77)%(f)
Portfolio turnover rate	20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Sustainable Equity Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$11.29
Income (loss) from Investment Operations:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	1.66
Total from Investment Operations	1.68
Less Distributions From:
Net investment income	(0.04)
Net realized capital gains	(0.12)
Total Distributions	(0.16)
Net asset value, end of the period	$12.81
Total return(b)(c)	14.81%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	1.00%
Gross expenses(e)	14.30%
Net investment income(e)	0.29%
Portfolio turnover rate(f)	20%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Mirova Global Sustainable Equity Fund

	Class Y
	Year Ended December 31, 2017	Period Ended December 31, 2016 *
Net asset value, beginning of the period	$9.91	$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.03	0.03
Net realized and unrealized gain (loss)	3.02	(0.10)
Total from Investment Operations	3.05	(0.07)
Less Distributions From:
Net investment income	(0.03)	(0.01)
Net realized capital gains	(0.12)	(0.01)
Total Distributions	(0.15)	(0.02)
Net asset value, end of the period	$12.81	$9.91
Total return(b)	30.75%	(0.70)% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$63,359	$49,593
Net expenses(d)	1.04%	1.05% (e)
Gross expenses	1.16%	1.21% (e)
Net investment income	0.26%	0.35%(e)
Portfolio turnover rate	20%	20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund

	Class A
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$21.37	$18.79	$20.43	$21.40	$16.09
Income (loss) from Investment Operations:
Net investment income(a)	0.11	0.16	0.14	0.10	0.06
Net realized and unrealized gain (loss)	4.28	3.20	(1.02)	2.11	6.03
Total from Investment Operations	4.39	3.36	(0.88)	2.21	6.09
Less Distributions From:
Net investment income	(0.10)	(0.16)	(0.13)	(0.07)	(0.07)
Net realized capital gains	(0.94)	(0.62)	(0.63)	(3.11)	(0.71)
Total Distributions	(1.04)	(0.78)	(0.76)	(3.18)	(0.78)
Net asset value, end of the period	$24.72	$21.37	$18.79	$20.43	$21.40
Total return(b)	20.75%	18.37%	(4.41)%	10.43%	37.82%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$203,792	$173,036	$173,925	$195,061	$145,270
Net expenses	1.18%	1.18%	1.14%	1.22%	1.30% (c)
Gross expenses	1.18%	1.18%	1.14%	1.22%	1.30% (c)
Net investment income	0.48%	0.82%	0.68%	0.44%	0.33%
Portfolio turnover rate	16%	16%	23%	64%(d)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Includes fee/expense recovery of less than 0.01%.
(d)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$18.83	$16.65	$18.19	$19.48	$14.75
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.05)	0.01	(0.01)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	3.74	2.80	(0.90)	1.90	5.51
Total from Investment Operations	3.69	2.81	(0.91)	1.84	5.44
Less Distributions From:
Net investment income	(0.00) (b)	(0.01)	(0.00) (b)	(0.02)	–
Net realized capital gains	(0.94)	(0.62)	(0.63)	(3.11)	(0.71)
Total Distributions	(0.94)	(0.63)	(0.63)	(3.13)	(0.71)
Net asset value, end of the period	$21.58	$18.83	$16.65	$18.19	$19.48
Total return(c)	19.85%	17.45%	(5.07)%	9.55%	36.88%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$62,272	$55,910	$70,616	$62,941	$8,425
Net expenses	1.93%	1.93%	1.89%	1.97%	2.05% (d)
Gross expenses	1.93%	1.93%	1.89%	1.97%	2.05% (d)
Net investment income (loss)	(0.27)%	0.09%	(0.07)%	(0.30)%	(0.42)%
Portfolio turnover rate	16%	16%	23%	64%(e)	29%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Includes fee/expense recovery of less than 0.01%.
(e)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$23.13
Income (loss) from Investment Operations:
Net investment income(a)	0.14
Net realized and unrealized gain (loss)	3.44
Total from Investment Operations	3.58
Less Distributions From:
Net investment income	(0.17)
Net realized capital gains	(0.63)
Total Distributions	(0.80)
Net asset value, end of the period	$25.91
Total return(b)(c)	15.46%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.75%
Gross expenses(d)	13.79%
Net investment income(d)	0.84%
Portfolio turnover rate(f)	16%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund

	Class Y
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$22.34	$19.60	$21.28	$22.16	$16.63
Income (loss) from Investment Operations:
Net investment income(a)	0.17	0.21	0.19	0.15	0.11
Net realized and unrealized gain (loss)	4.48	3.36	(1.06)	2.20	6.24
Total from Investment Operations	4.65	3.57	(0.87)	2.35	6.35
Less Distributions From:
Net investment income	(0.15)	(0.21)	(0.18)	(0.12)	(0.11)
Net realized capital gains	(0.94)	(0.62)	(0.63)	(3.11)	(0.71)
Total Distributions	(1.09)	(0.83)	(0.81)	(3.23)	(0.82)
Net asset value, end of the period	$25.90	$22.34	$19.60	$21.28	$22.16
Total return	21.05%	18.69%	(4.18)%	10.70%	38.21%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$49,955	$26,252	$21,696	$26,694	$14,176
Net expenses	0.93%	0.92%	0.89%	0.97%	1.05% (b)
Gross expenses	0.93%	0.92%	0.89%	0.97%	1.05% (b)
Net investment income	0.71%	1.05%	0.92%	0.67%	0.54%
Portfolio turnover rate	16%	16%	23%	64%(c)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes fee/expense recovery of less than 0.01%.
(c)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund

	Class A
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$12.15	$11.47	$12.44	$13.74	$10.94
Income (loss) from Investment Operations:
Net investment income(a)	0.18	0.17	0.15	0.18	0.07
Net realized and unrealized gain (loss)	3.41	0.76	(0.80)	(1.01)	2.99
Total from Investment Operations	3.59	0.93	(0.65)	(0.83)	3.06
Less Distributions From:
Net investment income	(0.16)	(0.21)	(0.20)	(0.25)	(0.08)
Net realized capital gains	-	(0.04)	(0.12)	(0.22)	(0.18)
Total Distributions	(0.16)	(0.25)	(0.32)	(0.47)	(0.26)
Net asset value, end of the period	$15.58	$12.15	$11.47	$12.44	$13.74
Total return(b)	29.56%	8.19%	(5.35)%	(6.05)%	28.13%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$603,988	$533,112	$722,805	$617,383	$314,579
Net expenses	1.32%	1.34%	1.31%	1.31%	1.44% (c)
Gross expenses	1.32%	1.34%	1.31%	1.31%	1.44% (c)
Net investment income	1.28%	1.54%	1.17%	1.34%	0.52%
Portfolio turnover rate	40%	41%	51%	31%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Includes fee/expense recovery of 0.05%.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$11.96	$11.29	$12.25	$13.53	$10.82
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.06	0.08	0.05	0.08	(0.02)
Net realized and unrealized gain (loss)	3.35	0.74	(0.78)	(0.98)	2.94
Total from Investment Operations	3.41	0.82	(0.73)	(0.90)	2.92
Less Distributions From:
Net investment income	(0.07)	(0.11)	(0.11)	(0.16)	(0.03)
Net realized capital gains	-	(0.04)	(0.12)	(0.22)	(0.18)
Total Distributions	(0.07)	(0.15)	(0.23)	(0.38)	(0.21)
Net asset value, end of the period	$15.30	$11.96	$11.29	$12.25	$13.53
Total return(b)	28.55%	7.36%	(6.08)%	(6.67)%	27.13%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$363,018	$255,249	$341,959	$327,319	$237,250
Net expenses	2.07%	2.09%	2.06%	2.05%	2.19% (c)
Gross expenses	2.07%	2.09%	2.06%	2.05%	2.19% (c)
Net investment income (loss)	0.42%	0.73%	0.39%	0.61%	(0.14)%
Portfolio turnover rate	40%	41%	51%	31%	20%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Includes fee/expense recovery of 0.04%.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$13.98
Income (loss) from Investment Operations:
Net investment income(a)	0.15
Net realized and unrealized gain (loss)	1.66
Total from Investment Operations	1.81
Less Distributions From:
Net investment income	(0.21)
Net asset value, end of the period	$15.58
Total return(b)(c)	12.96%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.92%
Gross expenses(d)	25.21%
Net investment income(d)	1.54%
Portfolio turnover rate(f)	40%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund

Class Y
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$13.98
Income (loss) from Investment Operations:
Net investment income(a)	0.00 (b)
Net realized and unrealized gain (loss)	1.79
Total from Investment Operations	1.79
Less Distributions From:
Net investment income	(0.21)
Net asset value, end of the period	$15.56
Total return(c)	12.79%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$172,978
Net expenses(d)	1.07%
Gross expenses(d)	1.07%
Net investment income(d)	0.03%
Portfolio turnover rate(e)	40%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund

	Class A
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$30.27	$27.60	$27.40	$33.07	$26.35
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.06	0.12	0.06	0.02	(0.04)
Net realized and unrealized gain (loss)	7.88	3.12	1.55	4.31	9.34
Total from Investment Operations	7.94	3.24	1.61	4.33	9.30
Less Distributions From:
Net investment income	(0.06)	(0.12)	–	–	–
Net realized capital gains	(1.25)	(0.45)	(1.41)	(10.00)	(2.58)
Total Distributions	(1.31)	(0.57)	(1.41)	(10.00)	(2.58)
Net asset value, end of the period	$36.90	$30.27	$27.60	$27.40	$33.07
Total return(b)	26.28%	11.86%	5.86%	12.94%	35.75% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$604,330	$472,436	$422,069	$400,678	$371,102
Net expenses	1.21% (d)	1.23% (e)	1.25% (f)	1.29% (g)	1.30% (h)
Gross expenses	1.21%	1.23% (e)	1.25%	1.29% (g)	1.32%
Net investment income (loss)	0.16%	0.42%	0.21%	0.07%	(0.12)%
Portfolio turnover rate	17%	17%	20%	93%(i)	50%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(g)	Includes fee/expense recovery of 0.02%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$21.54	$19.86	$20.24	$26.92	$21.99
Income (loss) from Investment Operations:
Net investment loss(a)	(0.14)	(0.07)	(0.11)	(0.19)	(0.22)
Net realized and unrealized gain (loss)	5.58	2.22	1.14	3.51	7.73
Total from Investment Operations	5.44	2.15	1.03	3.32	7.51
Less Distributions From:
Net investment income	(0.00) (b)	(0.02)	–	–	–
Net realized capital gains	(1.25)	(0.45)	(1.41)	(10.00)	(2.58)
Total Distributions	(1.25)	(0.47)	(1.41)	(10.00)	(2.58)
Net asset value, end of the period	$25.73	$21.54	$19.86	$20.24	$26.92
Total return(c)	25.35%	11.02%	5.06%	12.12%	34.69% (d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$112,615	$72,768	$61,864	$53,925	$44,150
Net expenses	1.96% (e)	1.98% (f)	2.00% (g)	2.04% (h)	2.05% (i)
Gross expenses	1.96%	1.98% (f)	2.00%	2.04% (h)	2.07%
Net investment loss	(0.59)%	(0.33)%	(0.54)%	(0.68)%	(0.86)%
Portfolio turnover rate	17%	17%	20%	93%(j)	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$37.62
Income (loss) from Investment Operations:
Net investment income(a)	0.12
Net realized and unrealized gain (loss)	6.20
Total from Investment Operations	6.32
Less Distributions From:
Net investment income	(0.16)
Net realized capital gains	(1.15)
Total Distributions	(1.31)
Net asset value, end of the period	$42.63
Total return(b)(c)	16.78%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)(f)	0.78%
Gross expenses(f)	13.41%
Net investment income(f)	0.44%
Portfolio turnover rate(g)	17%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund

	Class Y
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$34.77	$31.61	$31.18	$36.32	$28.68
Income (loss) from Investment Operations:
Net investment income(a)	0.16	0.21	0.15	0.12	0.05
Net realized and unrealized gain (loss)	9.07	3.59	1.76	4.74	10.17
Total from Investment Operations	9.23	3.80	1.91	4.86	10.22
Less Distributions From:
Net investment income	(0.14)	(0.19)	(0.07)	–	–
Net realized capital gains	(1.25)	(0.45)	(1.41)	(10.00)	(2.58)
Total Distributions	(1.39)	(0.64)	(1.48)	(10.00)	(2.58)
Net asset value, end of the period	$42.61	$34.77	$31.61	$31.18	$36.32
Total return	26.60%	12.13%	6.11%	13.25%	36.06% (b)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$285,008	$143,231	$70,643	$37,636	$24,661
Net expenses	0.95% (c)	0.98% (d)	1.00% (f)	1.05% (e)	1.05% (g)
Gross expenses	0.95%	0.98% (d)	1.00%	1.05% (e)	1.07%
Net investment income	0.40%	0.63%	0.46%	0.32%	0.13%
Portfolio turnover rate	17%	17%	20%	93%(h)	50%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(d)	Includes fee/expense recovery of less than 0.01%.
(e)	Includes fee/expense recovery of 0.01%.
(f)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund

	Class A
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$19.79	$17.74	$20.65	$22.34	$18.97
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.01)	0.02	0.06 (b)	(0.06)	0.07 (c)
Net realized and unrealized gain (loss)	1.21	3.49	(0.07)	1.95	7.14
Total from Investment Operations	1.20	3.51	(0.01)	1.89	7.21
Less Distributions From:
Net investment income	(0.00) (d)	(0.01)	(0.04)	–	(0.06)
Net realized capital gains	(2.28)	(1.45)	(2.86)	(3.58)	(3.78)
Total Distributions	(2.28)	(1.46)	(2.90)	(3.58)	(3.84)
Net asset value, end of the period	$18.71	$19.79	$17.74	$20.65	$22.34
Total return(e)	6.28%	20.24%	(0.29)% (b)	8.79%	39.01% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$93,751	$106,447	$103,092	$125,201	$152,792
Net expenses	1.36%	1.35%	1.35%	1.37%	1.39% (f)
Gross expenses	1.36%	1.35%	1.35%	1.37%	1.39% (f)
Net investment income (loss)	(0.03)%	0.11%	0.26%(b)	(0.27)%	0.33%(c)
Portfolio turnover rate	92%	74%	62%	58%	58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Includes interest expense of less than 0.01%.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.26	$12.39	$15.36	$17.61	$15.64
Income (loss) from Investment Operations:
Net investment loss(a)	(0.10)	(0.08)	(0.08) (b)	(0.18)	(0.07) (c)
Net realized and unrealized gain (loss)	0.79	2.40	(0.03)	1.51	5.83
Total from Investment Operations	0.69	2.32	(0.11)	1.33	5.76
Less Distributions From:
Net investment income	(0.00) (d)	–	–	–	(0.01)
Net realized capital gains	(2.28)	(1.45)	(2.86)	(3.58)	(3.78)
Total Distributions	(2.28)	(1.45)	(2.86)	(3.58)	(3.79)
Net asset value, end of the period	$11.67	$13.26	$12.39	$15.36	$17.61
Total return(e)	5.50%	19.32%	(1.02)% (b)	7.94%	37.99% (c)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$15,756	$20,379	$21,188	$27,292	$31,476
Net expenses	2.11%	2.10%	2.10%	2.12%	2.14% (f)
Gross expenses	2.11%	2.10%	2.10%	2.12%	2.14% (f)
Net investment loss	(0.79)%	(0.64)%	(0.48)%(b)	(1.02)%	(0.40)%(c)
Portfolio turnover rate	92%	74%	62%	58%	58%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Includes interest expense of less than 0.01%.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund

Class N
Period Ended December 31, 2017 *
Net asset value, beginning of the period	$19.55
Income (loss) from Investment Operations:
Net investment income(a)	0.07
Net realized and unrealized gain (loss)	1.35
Total from Investment Operations	1.42
Less Distributions From:
Net investment income	(0.02)
Net realized capital gains	(1.58)
Total Distributions	(1.60)
Net asset value, end of the period	$19.37
Total return(b)(c)	7.17%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.96%
Gross expenses(d)	14.68%
Net investment income(d)	0.56%
Portfolio turnover rate(f)	92%

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund

	Class Y
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$20.36	$18.21	$21.13	$22.73	$19.24
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.05	0.07	0.11 (b)	(0.00) (c)	0.13 (d)
Net realized and unrealized gain (loss)	1.25	3.59	(0.07)	1.98	7.26
Total from Investment Operations	1.30	3.66	0.04	1.98	7.39
Less Distributions From:
Net investment income	(0.01)	(0.06)	(0.10)	–	(0.12)
Net realized capital gains	(2.28)	(1.45)	(2.86)	(3.58)	(3.78)
Total Distributions	(2.29)	(1.51)	(2.96)	(3.58)	(3.90)
Net asset value, end of the period	$19.37	$20.36	$18.21	$21.13	$22.73
Total return	6.60%	20.53%	(0.05)% (b)	9.04%	39.43% (d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$176,940	$183,145	$179,322	$176,905	$163,836
Net expenses	1.11%	1.10%	1.10%	1.12%	1.14% (e)
Gross expenses	1.11%	1.10%	1.10%	1.12%	1.14% (e)
Net investment income (loss)	0.23%	0.36%	0.50%(b)	(0.01)%	0.59%(d)
Portfolio turnover rate	92%	74%	62%	58%	58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.

(e)	Includes interest expense of less than 0.01%.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund

	Class A
	Year Ended December 31,2017	Year Ended December 31,2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$20.55	$20.04	$21.29	$20.63	$15.49
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.17 (b)	0.07	0.03 (c)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	2.48	1.05	(0.79)	2.31	6.36
Total from Investment Operations	2.65	1.12	(0.76)	2.23	6.33
Less Distributions From:
Net investment income	(0.18)	(0.05)	(0.02)	–	–
Net realized capital gains	(0.37)	(0.56)	(0.47)	(1.57)	(1.19)
Total Distributions	(0.55)	(0.61)	(0.49)	(1.57)	(1.19)
Net asset value, end of the period	$22.65	$20.55	$20.04	$21.29	$20.63
Total return(d)	12.93% (b)	5.85%	(3.66)% (c)	10.92%	41.22%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$67,186	$87,536	$142,833	$73,237	$67,716
Net expenses	1.22%	1.23%	1.23%	1.25%	1.27%
Gross expenses	1.22%	1.23%	1.23%	1.25%	1.27%
Net investment income (loss)	0.77%(b)	0.35%	0.16%(c)	(0.37)%	(0.13)%
Portfolio turnover rate	42%	57%	32%	58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have  been $0.09, total return would have been 12.53% and the ratio of net investment income to average net  assets would have been 0.41%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund

	Class C
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$19.51	$19.16	$20.51	$20.07	$15.21
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.00 (b) (c)	(0.07)	(0.13) (d)	(0.23)	(0.17)
Net realized and unrealized gain (loss)	2.36	0.98	(0.75)	2.24	6.22
Total from Investment Operations	2.36	0.91	(0.88)	2.01	6.05
Less Distributions From:
Net investment income	–	(0.00) (b)	–	–	–
Net realized capital gains	(0.37)	(0.56)	(0.47)	(1.57)	(1.19)
Total Distributions	(0.37)	(0.56)	(0.47)	(1.57)	(1.19)
Net asset value, end of the period	$21.50	$19.51	$19.16	$20.51	$20.07
Total return(e)	12.11% (c)	5.03%	(4.39)% (d)	10.12%	40.13%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$47,559	$68,923	$89,284	$35,894	$21,005
Net expenses	1.97%	1.98%	1.98%	2.00%	2.02%
Gross expenses	1.97%	1.98%	1.98%	2.00%	2.02%
Net investment income (loss)	0.00%(c)(f)	(0.38)%	(0.61)%(d)	(1.10)%	(0.89)%
Portfolio turnover rate	42%	57%	32%	58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment  loss per share would have been  $(0.07), total return would have been 11.70% and the ratio of net invest ment loss to average net assets  would have been (0.35)%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Amount rounds to less than 0.01%.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund

	Class N
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013 *
Net asset value, beginning of the period	$20.75	$20.26	$21.50	$20.76	$17.53
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.25 (b)	0.16	0.11 (c)	(0.00) (d)	(0.04)
Net realized and unrealized gain (loss)	2.51	1.04	(0.81)	2.31	4.35
Total from Investment Operations	2.76	1.20	(0.70)	2.31	4.31
Less Distributions From:
Net investment income	(0.27)	(0.15)	(0.07)	–	(0.02)
Net realized capital gains	(0.37)	(0.56)	(0.47)	(1.57)	(1.06)
Total Distributions	(0.64)	(0.71)	(0.54)	(1.57)	(1.08)
Net asset value, end of the period	$22.87	$20.75	$20.26	$21.50	$20.76
Total return	13.31% (b)	6.21%	(3.35)% (c)	11.24%	24.70% (e)(f)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$134,205	$148,365	$65,010	$12,024	$1
Net expenses	0.88%	0.88%	0.89%	0.91% (g)	1.03% (h)(i)
Gross expenses	0.88%	0.88%	0.89%	0.91% (g)	2.07% (h)
Net investment income (loss)	1.16%(b)	0.78%	0.50%(c)	(0.00)%(j)	(0.33)%(h)
Portfolio turnover rate	42%	57%	32%	58%	39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Amount rounds to less than 0.01%.

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund

	Class Y
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$20.77	$20.27	$21.52	$20.78	$15.57
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.23 (b)	0.12	0.09 (c)	(0.02)	0.02
Net realized and unrealized gain (loss)	2.51	1.07	(0.82)	2.33	6.39
Total from Investment Operations	2.74	1.19	(0.73)	2.31	6.41
Less Distributions From:
Net investment income	(0.25)	(0.13)	(0.05)	–	(0.01)
Net realized capital gains	(0.37)	(0.56)	(0.47)	(1.57)	(1.19)
Total Distributions	(0.62)	(0.69)	(0.52)	(1.57)	(1.20)
Net asset value, end of the period	$22.89	$20.77	$20.27	$21.52	$20.78
Total return	13.19% (b)	6.14%	(3.47)% (c)	11.23%	41.52%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$774,304	$903,545	$1,133,634	$656,071	$360,820
Net expenses	0.97%	0.98%	0.98%	1.00%	1.02%
Gross expenses	0.97%	0.98%	0.98%	1.00%	1.02%
Net investment income (loss)	1.04%(b)	0.62%	0.39%(c)	(0.10)%	0.12%
Portfolio turnover rate	42%	57%	32%	58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have  been $0.15, total return would have been 12.80% and the ratio of net investment income to average net  assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.

Appendix A - Financial Intermediary Specific Sales Load Waivers

Appendix A - Financial Intermediary Specific Sales Load Waivers

Set forth below is information regarding sales load waivers and discounts available at specific financial intermediaries which are not affiliated with the Funds, the Advisers, subadviser and/or the Distributor. In all instances, it is the purchaser’s responsibility to notify the financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales load waivers or discounts.

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
 • Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
 • Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
 • Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
 • Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  • Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  • Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  • Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

•	Shares purchased by or through a 529 Plan;

•	Shares purchased through a Merrill Lynch affiliated investment advisory program;

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date;

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members;

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus; and

A-1

Appendix A - Financial Intermediary Specific Sales Load Waivers

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A and Class C Shares available at Merrill Lynch

•	Death or disability of the shareholder;

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus;

•	Return of excess contributions from an IRA account;

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½;

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;

•	Shares acquired through a right of reinstatement; and

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform.

Merrill Lynch clients subject to a CDSC when transferring from one share class to another may be eligible for CDSC proration. Merrill Lynch will remit the portion of the payment to be made to the Distributor solely for the number of months remaining on the CDSC period divided by the total number of months of the CDSC period.

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this Prospectus;

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
 • Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
 • Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
 • Shares purchased through a Morgan Stanley self-directed brokerage account
 • Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
 • Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual reports or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds’ website at im.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

Investment Company Act File No. 811-04323 Investment Company Act File No. 811-00242 Investment Company Act FIle No. 811-09945	XS51-0518